[GRAPHIC]

Semiannual Report March 31, 2001

Oppenheimer

Strategic Income Fund

[LOGO OF OPPENHEIMER FUNDS]

REPORT HIGHLIGHTS

Fund Objective
Oppenheimer Strategic Income Fund seeks high current income by investing mainly in debt securities.

CONTENTS

1	President’s Letter

3	An Interview with Your Fund’s Managers

10	Financial Statements

58	Officers and Trustees

Cumulative Total Returns*

	For the Six-Month Period Ended 3/31/01 Without Sales Chg.		With Sales Chg.

Class A	0.88%		–3.91%

Class B	0.75		–4.06

Class C	0.75		–0.21

Class Y	1.25

Average Annual Total Returns*

	For the 1-Year Period Ended 3/31/01 Without Sales Chg.		With Sales Chg.

Class A	2.41%	–	2.46%

Class B	1.89	–	2.77

Class C	1.90		0.97

Class Y	2.95

*See Notes on page 8 for further details.

PRESIDENT’S LETTER

[PHOTO]

James C. Swain
Chairman Oppenheimer Strategic Income Fund

[PHOTO]

Bridget A. Macaskill
President Oppenheimer Strategic Income Fund

Dear Shareholder,

As we approach the midpoint of 2001, the best policy in this investment landscape appears to be “proceed with care.” While perhaps less trying for some than 2000, this year is proving to be a time when patience and prudence will best serve investors.

     The lessons provided by a volatile and difficult market have reinforced many of the basic investment principles we have discussed in this letter from time to time. Over the past year, market volatility has been a powerful reminder of the importance of investment diversification—the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, the markets have confirmed that rather than chasing investment fads, relying on sound business fundamentals is a better way to try to achieve investment success over the long term.

     As we look forward, we are optimistic, with some reservations. Our reserve arises from the fact that the U.S. economy has been growing only moderately during 2001. Yet our optimism stems from reassuring signs, such as the Federal Reserve Board’s cuts of key short-term interest rates. These rate cuts, combined with the possibility of a federal income tax cut, may help stimulate the economy.

     Our current situation has mixed implications for stocks and bonds. While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as those issued by the U.S. Government, but may have a negative effect on credit-sensitive corporate bonds.

1 OPPENHEIMER STRATEGIC INCOME FUND

PRESIDENT’S LETTER

     In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets—but slowing growth, plus Mideast tensions, could cast a shadow over these regions.

     In this environment, we intend to adhere to the same proven investment principles that have driven our funds’ past success: broad diversification to help reduce risks, an unwavering focus on business fundamentals to seek likely winners and a long-term perspective that preserves the integrity of each fund’s investment approach. Regardless of the short-term movements in the financial markets, these principles—fundamental parts of The Right Way to Invest—should serve investors well in 2001 and beyond.

Sincerely,

/s/ James C. Swain James C. Swain April 23, 2001	/s/ Bridget A. Macaskill Bridget A. Macaskill

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

2 OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

[PHOTO]

Portfolio Management Team (l to r)
Art Steinmetz
David Negri

Q How did Oppenheimer Strategic Income Fund perform over the six-month period that ended March 31, 2001?

A. We are quite pleased with the Fund’s performance in a relatively challenging market environment characterized by rising credit concerns in a slowing economy. In fact, all of the various sectors of the fixed-income markets in which we invest produced reasonably attractive returns, with U.S. government securities benefiting most from a “flight to quality” among investors escaping a volatile stock market. High yield corporate bonds provided lack-luster results early in the period, but bounced back strongly in January. And, while foreign bonds from developed markets did well, emerging-market bonds showed even better returns.

     In our opinion, the past six months provided further confirmation of the effectiveness of the Fund’s multisector strategy for investors seeking to maintain high levels of current income. As some bond market sectors “zigged,” others “zagged,” enabling the fund to provide a solid yield.

How did the economic slowdown in the United States affect the Fund’s performance?

First, some background: the U.S. economy experienced a dramatic slowdown during the six-month reporting period. In the fourth quarter of 2000, U.S. gross domestic product (GDP), a key indicator of the economy’s health, grew at an anemic 1.1% annualized rate. While we have not yet received the official GDP numbers for the first quarter of 2001, Federal Reserve Board (“the Fed”) Chairman Alan Greenspan testified before Congress that economic growth had “stalled” at the start of the year. The Fed responded to the slowdown by reducing interest rates three times—twice in January and once in March—for a total rate cut of 1.50 percentage points.

3 OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

“Although interest rates have been falling, the Fund has managed to maintain high levels of current income from investments in diverse sectors of the global fixed income markets.”

     These developments affected the Fund in various ways, with certain market sectors benefiting from slower growth and others languishing. For example, U.S. Treasury securities ranked among the top-performing asset classes during the period because they are sensitive to changes in interest rates, so their prices tend to rise as interest rates fall. The Fund, however, held few of these direct government obligations because they began (and ended) the period with unattractively low yields. In addition, the Fund’s holdings of U.S. government agency bonds have generally been lackluster performers because of the increase in prepayments of their underlying mortgages. When interest rates decline, more homeowners refinance their mortgages, adversely affecting most mortgage-backed securities.

     Slowing economic growth also hurt the performance of the Fund’s credit-sensitive, high yield corporate bonds early in the period, when investors became increasingly concerned that a weaker economy might lead to more defaults among issuers. The sector received a much-needed boost when value-oriented and contrarian investors flocked to high yield bonds in January because of their low prices and attractively high yields in a declining interest-rate environment. As a result of this surge in demand, our high yield holdings rebounded strongly. However, the high yield sector gave back some of those gains in March, following renewed concerns that an economic slowdown could persist for the rest of the year.

How did the Fund’s foreign bonds fare?

Our investments in bonds from the emerging markets have performed strongly as many of those developing economies have improved. We received particularly good results from certain Latin American and Eastern European countries whose economies are relatively independent of the U.S. economy. We emphasized investment in these countries over those more closely linked to the United States, including many Asian nations and Mexico.

4 OPPENHEIMER STRATEGIC INCOME FUND

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/011

Class A
1-Year	5-Year	10-Year

–2.46%	4.66%	7.41%

Class B		Since
1-Year	5-Year	Inception

–2.77%	4.65%	6.68%

Class C		Since
1-Year	5-Year	Inception

0.97%	4.90%	5.70%

Class Y		Since
1-Year	5-Year	Inception

2.95%	N/A	3.19%

     We also enjoyed good performance from developed-market bonds, especially in Europe, despite significant fluctuations in currency exchange rates. The value of the U.S. dollar strengthened against the euro early in the period, causing the value of euro-denominated bonds to fall for U.S. investors. As the U.S. economy slowed, however, the euro gained value, ending the period at approximately the same level at which it began. As a net result, developed market bonds helped the Fund’s overall performance.

What changes did you make to the Fund in this environment?

When the period began, the Fund was positioned for an economic slowdown in the United States. We slowly increased the duration—a measure of sensitivity to changing interest rates—of our U.S. government securities holdings as interest rates fell, enabling us to capture higher prevailing yields for a longer time. In addition, we gradually increased our exposure to euro-denominated bonds as Europe’s currency appreciated relative to the U.S. dollar, allowing the Fund to participate in potential price appreciation.

     On the other hand, we have made few changes to our high yield bond and emerging-market holdings. In the high yield sector, we have maintained our emphasis on bonds issued by energy companies, which have generally benefited from robust oil prices and high levels of demand. In the telecommunications area, which represents the largest concentration of high yield bond issuers, we have generally focused on wireless service providers over fixed-wire carriers.

1. See notes on page 8 for further details.

5 OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

Standardized Yields[2]
For the 30 Days Ended 3/31/01

Class A	9.68%
Class B	9.38
Class C	9.40
Class Y	10.43

What is your outlook for the near future?

We are optimistic. In our opinion, investment trends appear to be advantageous for most of the fixed income market sectors in which the Fund invests. We expect the euro to appreciate more relative to the U.S. dollar, and we continue to avoid bonds denominated in the Japanese yen because of economic weakness in Japan. Even if bond prices remain flat in the emerging markets, our investments there should continue to provide attractively high yields. The same is true for high yield corporate bonds in the United States.

     The primary risks to the market and the Fund include the relatively unlikely event of a prolonged recession in the United States, which would take the steam out of the high yield market. We are also monitoring political and economic developments in Latin America, with the intention of moving quickly away from those bonds if we detect any deterioration of the investment environment.

     Otherwise, we are maintaining our longstanding strategy of investing in multiple sectors of the global bond markets in an effort to produce the high levels of income our shareholders expect. An unwavering focus on our investment objective makes Oppenheimer Strategic Income Fund a very important part of

The Right Way to Invest.

2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2001. Falling share prices will tend to artificially raise yields.

6 OPPENHEIMER STRATEGIC INCOME FUND

Portfolio Allocation3

[CHART]

Government
Agency Bonds	36.9%
Corporate
Bonds	32.5
Foreign
Government
Bonds	15.8
U.S.
Government
Bonds	6.6
Other Bonds	5.6
Stocks	2.2
Cash
Equivalents	0.4

Corporate Bonds & Notes—Top Ten Industries[4]

Media/Entertainment: Telecommunications	5.3%

Media/Entertainment: Wireless Communications	5.1

Media/Entertainment: Cable/Wireless Video	4.3

Financial	3.0

Energy	2.6

Gaming/Leisure	2.5

Service	2.1

Transportation	1.8

Forest Products/Containers	1.5

Chemicals	1.3

3. Portfolio data is subject to change. Percentages are as of March 31, 2001, and are dollar-weighted based on total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issuer may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
4.Portfolio data is subject to change. Percentages are as of March 31, 2001, and are based on net assets.

7 OPPENHEIMER STRATEGIC INCOME FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund’s performance may be subject to fluctuations and current performance may be less than the results shown. For updates on the Fund’s performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not show the effects of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund’s maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “life-of-class” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, no performance information on class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different calculations of performance is in the Fund’s Statement of Additional Information.

8 OPPENHEIMER STRATEGIC INCOME FUND

Financials

9 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2001 / Unaudited

	Principal	Market Value
	Amount	See Note 1

Asset-Backed Securities—4.6%
American Money Management Corp., Commercial Debt
Obligations Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12[1]	$10,000,000	$9,990,000

Ameriquest Finance Trust, Collateralized Mtg. Obligations:
Series 1999-1, Cl. D, 9.75%, 3/25/29[1]	12,820,095	12,283,254
Series 2000-1, Cl. D1, 8.50%, 8/17/01[2]	1,716,566	1,682,236

Bank of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1999-7, Cl. A21, 6.50%, 7/25/29	12,401,000	11,687,942

Block Mortgage Finance, Inc., Asset-Backed Certificates, Series 1999-1,
Cl. A2, 6%, 4/27/20	17,537,182	17,811,200

Conseco Finance Securitizations Corp., Home Equity Loan
Pass-Through Certificates:
Series 1999-F, Cl. A3, 6.97%, 10/15/30	10,000,000	10,187,500
Series 2000-F, Cl. MF1, 8.30%, 10/20/31[1]	5,000,000	5,167,969
Series 2001-A, Cl. IA4, 6.85%, 3/15/32	14,220,000	14,384,419

Conseco Finance Securitizations Corp., Manufactured Housing
Contract Sr. Sub. Pass-Through Certificates, Series 2000-2,
Cl. M2, 10.32%, 12/1/30	5,000,000	5,417,150

Countrywide Asset-Backed Certificates, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2000-1, Cl. BV, 8.86%, 3/25/31[3]	5,033,000	4,949,603

Countrywide Home Loan Mortgage Trust, Collateralized Mtg.
Pass-Through Obligations, Series 1999-3, Cl. A8, 6.50%, 4/25/29	19,981,289	19,981,289

CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates, Series 2001-HE1, Cl. B, 7.51%, 12/15/31	5,000,000	4,962,500

DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
11.96%, 4/15/11[1]	15,000,000	10,546,875

Embarcadero Aircraft Securitization Trust Nts., Series 2000-A,
Cl. B, 6.264%, 8/15/25[1,3]	2,412,372	2,415,388

First U.S.A. Credit Card Master Trust, Asset-Backed Certificates,
Series 2001-2, Cl. C, 6.225%, 11/20/06[1,3]	10,000,000	10,000,000

GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations:
Series 1994-3, Cl. A12, 6.50%, 1/25/24	14,493,292	14,420,826
Series 1998-24, Cl. A3, 6.25%, 1/25/29	7,205,145	7,151,107

Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	5,000,000	4,960,900

Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31	5,214,000	5,416,042

LBFTC I, Home Equity Collateralized Mtg. Obligations, Series 2000-1A,
Cl. D, 10%, 2/25/30[2]	5,342,419	5,252,266

Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 6.961%, 3/24/14[2,3]	3,000,000	3,000,000

MBNA Master Credit Card Trust, Asset-Backed Nts., Series 2000-H,
Cl. C, 6.364%, 1/15/13[2,3]	5,000,000	5,035,900

NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 12/25/28	10,401,935	9,452,759

Ocwen Capital Trust I, Collateralized Mtg. Obligations,
Series 1999-OAC, Cl. 1, 4%, 4/27/29	6,594,793	3,363,345

10 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Asset-Backed Securities Continued
Option One Mortgage Trust, Collateralized Mtg. Obligations:
Series 1999-1A, 10.06%, 3/26/29[1]	$5,981,233	$5,691,518
Series 1999-3, Cl. BB, 10.80%, 12/15/29	8,449,687	8,222,603

PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 1998-14, Cl. 3A2, 6.475%, 2/25/29	18,979,136	19,026,585

Providian Master Trust, Sub. Collateralized Mtg. Obligations,
Series 2000-2, Cl. C, 7.98%, 4/15/09[1]	6,200,000	6,200,000

Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates, Series 1998-1A, 5%, 11/25/27[1]	295,758	294,650

SB Finance Trust, Mtg. Pass-Through Certificates, Series 1999-1,
Cl. D, 10.50%, 6/25/29[1]	7,529,592	7,176,643

Seneca Funding I Ltd., Commercial Bond Obligations, Series 1A,
Cl. A, 7.944%, 5/31/29[1,3]	4,400,000	3,366,000

Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2000-14, Cl. A1, 6.85%, 1/25/31	21,392,422	21,586,291
Series 2001-4, Cl. A5, 7%, 7/25/10	25,223,130	25,443,832

Total Asset-Backed Securities (Cost $300,066,497)		296,528,592

Corporate Loans—0.1%
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
11.30%, 12/22/01[1,3] (Cost $8,996,883)	9,102,181	9,102,181

Mortgage-Backed Obligations—45.0%

Government Agency—34.6%

FHLMC/FNMA/Sponsored—32.4%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
11.50%, 10/1/16	1,752,205	1,964,713
Series 1252, Cl. J, 8%, 5/15/22	7,000,000	7,448,420
Series 1440, Cl. PJ, 7%, 10/15/21	9,500,000	9,785,000
Series 2211, Cl. PG, 7%, 1/15/30	30,448,000	31,009,157
Series 2265, Cl. PB, 7.50%, 12/15/29	22,974,000	23,892,960
Series 2275, Cl. PN, 6.50%, 1/15/31	11,229,203	11,141,391
Series 2280, Cl. PH, 6%, 3/15/29	19,628,757	19,647,013
Series 2298, Cl. PC, 6.50%, 3/1/31	15,000,000	15,171,094
Series 2302, Cl. NG, 6.50%, 4/1/31[4]	9,491,336	9,562,521

Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates:
10%, 5/1/20	887,615	971,655
10.50%, 5/1/20	1,843,901	2,036,350
12%, 6/1/17	3,579,853	4,074,553

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2253, Cl. PH, 7.50%, 9/15/30	14,213,800	14,986,604

Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 6.32%, 2/1/28[5]	207,997,829	45,889,521
Series 194, Cl. IO, 6.26%, 4/1/28[5]	74,793,134	17,330,972
Series 197, Cl. IO, 7.03%, 4/1/28[5]	202,558,302	48,835,541
Series 199, Cl. IO, 9.79%, 8/1/28[5]	337,120,428	81,804,379

11 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 202, Cl. IO, 7.51%, 4/1/29[5]	$166,826,204	$39,569,090
Series 203, Cl. IO, 6.39%, 6/15/29[5]	121,463,597	30,214,070
Series 204, Cl. IO, 7.77%, 5/15/29[5]	125,874,700	30,917,973
Series 206, Cl. IO, (13.39)%, 12/15/29[5]	13,478,416	2,405,055
Series 207, Cl. IO, 20.51%, 4/15/30[5]	89,524,939	16,338,301
Series 2084, Cl. YI, 21.36%, 8/15/28[5]	14,196,610	2,391,242

Federal Home Loan Mortgage Corp., Mtg.-Backed Certificates, 10%, 4/1/20	1,044,432	1,133,658

Federal National Mortgage Assn.:
6%, 4/25/31 [4]	232,500,000	226,687,500
6.50%, 4/1/31 [4]	362,500,000	361,028,250
6.50%, 10/1/28–1/1/29	47,693,294	47,615,079
7%, 4/25/29 [4]	888,250,000	899,077,767
7%, 9/25/29–12/25/29	8,434,636	8,544,709
9.50%, 4/1/20–11/25/27	835,275	882,937
10.50%, 10/1/19	884,456	973,176
11%, 10/15/15–2/1/26	2,272,066	2,569,182
12%, 2/15/16	1,487,849	1,708,691
15%, 4/15/13	1,333,428	1,602,901

Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1994-27, Cl. PH, 6.50%, 9/25/22	4,045,000	4,161,294
Trust 1999-54, Cl. PE, 6.50%, 12/18/23	8,558,000	8,758,514
Trust 1999-54, Cl. QE, 6%, 12/18/23	20,000,000	20,131,200

Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 2001-T2, Cl. B, 6.022%, 11/25/10	20,000,000	20,400,000

Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 294, Cl. 2, 2.24%, 2/1/28[5]	54,249,172	11,375,373
Trust G93-15, Cl. JA, 2.66%, 4/25/23[5]	4,609,510	1,037,140

		2,085,074,946

GNMA/Guaranteed—2.2%
Government National Mortgage Assn.:
6.50%, 3/1/31 [4]	26,200,000	26,100,702
7%, 1/15/28–1/20/30	47,749,179	48,474,946
8%, 1/15/28–9/15/28	26,026,456	26,883,619
12.50%, 12/15/13–11/15/15	8,210,883	9,446,376
13%, 10/15/15	12,029,385	14,055,495
13.50%, 6/15/15	14,501,483	17,039,243

		142,000,381

Private—10.4%

Agricultural—0.1%
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 9.692%, 1/15/03[1,3]	1,534,376	1,275,930
Series 1992-2, Cl. B3, 9.398%, 4/15/09[1,3]	4,863,842	3,555,165

		4,831,095

12 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Commercial—7.9%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. G, 7%, 6/17/29[1]	$1,550,000	$1,332,697
Series 1997-C1, Cl. H, 7%, 6/17/29[1]	1,600,000	1,296,188

Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29	5,000,000	5,131,250
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29	20,000,000	20,264,063
Series 1996-MD6, Cl. A7, 7.355%, 11/13/26[3]	10,860,000	10,230,459
Series 1997-D4, Cl. B1, 7.525%, 4/14/29[3]	11,875,000	9,863,672
Series 1997-D4, Cl. B2, 7.525%, 4/14/29[3]	24,582,312	19,710,021
Series 1997-D4, Cl. B3, 7.525%, 4/14/29[3]	5,532,925	4,077,506
Series 1997-D5, Cl. B1, 6.93%, 2/14/41	7,700,000	5,105,461
Series 1997-D5, Cl. B2, 6.93%, 2/14/41	21,050,000	9,926,391
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30	7,000,000	7,375,156

CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03[1,3]	2,609,000	2,423,924
Series 1993-C1, Cl. F, 6.72%, 12/25/03[1,3]	14,300,000	12,592,938

Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Obligations Sub. Bonds, Series 1997-2, Cl. F, 6.60%, 8/19/12[1]	10,000,000	8,193,750

Chase Mortgage Finance Corp., Collateralized Mtg. Obligations,
Series 1999-S5, Cl. A7, 6.50%, 5/25/29	19,943,107	20,092,680

Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations,
Series 1996-C2, Cl. F, 8.421%, 9/15/23[1,3]	2,500,000	2,403,906

CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates,
Series 1998-C1, Cl. F, 6%, 5/17/40[1]	5,500,000	3,528,594

DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1999-STF1, Cl. B6, 8.029%, 10/5/01[1,3]	4,821,000	4,540,779

FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1994-C1, Cl. 2D, 8.70%, 9/25/25	2,500,000	2,510,938
Series 1994-C1, Cl. 2E, 8.70%, 9/25/25	2,500,000	2,447,656
Series 1994-C1, Cl. 2G, 8.70%, 9/25/25	4,870,000	4,719,334

First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.141%, 5/25/08[1,3]	8,500,000	7,267,500
Series 1997-CHL1, Cl. E, 8.141%, 2/25/11[1,3]	14,500,000	11,038,125

First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15	11,775,000	9,747,492

First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C2, 9.18%, 5/18/28[5]	115,721,454	3,912,380

First Union-Lehman Brothers Commercial Mortgage Trust, Sub.
Collateralized Mtg. Obligations, Series 1997-C1, Cl. F, 7%, 12/18/14[1]	21,000,000	16,701,563

GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C22, Cl. F, 6.75%, 4/16/29	17,785,500	11,061,747

GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1,
Cl. X, 7.67%, 7/15/27[5]	163,687,021	12,020,766

13 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Commercial Continued
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. G, 7.414%, 11/15/11	$19,440,000	$15,758,550
Series 1998-C2, Cl. D, 6.50%, 7/15/10	14,583,523	14,218,935

LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/09	8,429,000	8,929,472

LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2, 7.95%, 1/15/10	10,000,000	11,087,500

Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.229%, 6/15/21[3]	1,923,761	1,986,434

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.449%, 3/15/06[1,3]	9,365,000	8,504,591
Series 1996-C1, Cl. F, 7.449%, 2/15/28[2,3]	13,360,980	10,250,377
Series 1997-HF1, Cl. F, 6.86%, 2/15/10[1]	3,475,000	3,012,934
Series 1997-HF1, Cl. G, 6.86%, 5/15/11[1]	4,638,000	3,574,883
Series 1997-RR, Cl. D, 7.771%, 4/30/39[1]	2,950,158	2,444,944
Series 1997-RR, Cl. E, 7.677%, 4/30/39[1,3]	9,200,495	6,624,357
Series 1997-RR, Cl. F, 7.771%, 4/30/39[1]	30,801,658	19,116,280
Series 1997-XL1, Cl. G, 7.695%, 10/3/30[1]	14,358,000	12,924,443
Series 1998-HF1, Cl. F, 7.18%, 12/15/09[1]	7,000,000	6,259,531
Series 1998-XL1, Cl. H, 6.663%, 6/3/30[1,3]	10,000,000	8,621,875

Morgan Stanley Capital I, Inc., Sub. Bonds, Series 1995-GAL1,
Cl. E, 8.25%, 8/15/05[1]	4,500,000	4,179,375

Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1996-MC2, Cl. F, 5.75%, 12/21/26	8,500,000	7,158,594
Series 1997-MC1, Cl. F, 7.452%, 5/20/07[1]	2,939,000	2,574,380

Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06[2]	11,700,000	10,497,094

Multi-Family Capital Access One, Inc., Series 1, Cl. D, 1/15/24[1,6,7]	3,576,000	2,885,385

Residential Asset Securitization Trust, Asset-Backed Pass-Through
Certificates, Series 1998-A9, Cl. 1A6, 6.75%, 9/25/28	10,524,586	10,603,521

Residential Funding Mortgage Securities I, Inc., Series 2001-S6,
Cl. A1, 7%, 3/25/31	20,000,000	20,325,000

Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26	5,196,336	5,126,510
Series 1994-C2, Cl. E, 8%, 4/25/25	15,332,634	15,234,410
Series 1994-C2, Cl. G, 8%, 4/25/25	5,168,308	5,067,365
Series 1995-C1, Cl. F, 6.90%, 2/25/27	3,912,881	3,730,688

Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates:
Series 1996-C1, Cl. E, 8.896%, 1/20/28[3]	4,550,000	4,444,781
Series 1996-C1, Cl. F, 8.896%, 1/20/28[3]	9,632,000	7,771,820

Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 1999-SP1, Cl. B, 9%, 5/25/29	15,000,000	14,109,375

Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1995-C4, Cl. E, 9.145%, 6/25/26[1,3]	9,453,000	9,742,498
Series 1999-C3, Cl. G, 6.458%, 3/20/02[3]	17,633,659	17,688,765

14 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Commercial Continued
Two Grand Central Tower Trust, Commercial Mtg. Sub. Nts.,
Series 2000-RIG1, 10.668%, 9/3/01[3]	$9,000,000	$8,901,563

		512,873,166

Multifamily—0.1%
Countrywide Funding Corp., Mtg. Pass-Through Certificates:
Series 1993-11, Cl. B1, 6.25%, 2/25/09	868,815	822,117
Series 1993-11, Cl. B3, 6.25%, 2/25/09[1]	465,449	176,725

Goldman Sachs Asset Management, Sub. Collateralized Bond Obligations,
Series 1A, Cl. D, 12.54%, 6/13/11	6,000,000	5,996,250

		6,995,092

Residential—2.3%
Amortizing Residential Collateral Trust, Home Equity Mtg. Pass-Through
Certificates, Trust 2001-1, Cl. NIM, 7.50%, 7/25/30[1]	7,599,981	7,485,981

Amortizing Residential Collateral Trust, Mtg. Pass-Through Certificates,
Trust 2000-BC1, Cl. B, 7.78%, 1/25/30[1,3]	2,767,000	2,767,000

Citicorp Mortgage Securities, Inc., Sub. Collateralized Mtg. Obligations:
Series 1993-5, Cl. B3, 7%, 4/25/23[1]	1,073,151	970,531
Series 1993-5, Cl. B4, 7%, 4/25/23[1]	811,786	515,992

Countrywide Funding Corp., Mtg. Pass-Through Certificates, Series 1993-12,
Cl. B1, 6.625%, 2/25/24	3,129,731	2,908,694

Imperial CMB Trust, Collateralized Mtg. Obligations, Trust 1998-1,
Cl. B, 7.25%, 11/25/29	2,845,054	2,845,054

Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
Series 1998-33, Cl. A1, 6.25%, 1/25/29	3,720,968	3,736,076

Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates:
Series 1997-QS8, Cl. M3, 7.50%, 8/25/27	3,150,692	2,950,813
Series 1998-QS6, Cl. NB1, 6.75%, 5/25/28	36,187,088	36,797,565

Residential Asset Securitization Trust, Asset-Backed Pass-Through Certificates:
Series 1996-A1, Cl. A8, 7.35%, 3/25/26	11,830,697	11,956,339
Series 1998-A12, Cl. A12, 6.80%, 11/25/28	10,740,000	10,776,838

Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates:
Series 1998-S31, Cl. A1, 6.50%, 12/25/28	14,249,886	14,276,534
Series 1998-S9, Cl. 2A4, 6.75%, 4/25/28	16,263,000	16,278,125

Ryland Mortgage Securities Corp. Sub. Bonds, Series 1993-3,
Cl. B2, 6.713%, 8/25/08	748,025	744,694

Salomon Brothers Mortgage Securities VII, Collateralized Mtg. Obligations,
Series 2000-UP1, Cl. A2, 8%, 9/25/30	18,392,384	18,760,232

Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26[1]	13,759,177	9,786,215

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 10.68%, 9/15/22[5]	86,254,770	2,318,097
Series 1995-2B, Cl. 2IO, 14.93%, 6/15/25[5]	8,805,355	227,013
Series 1995-3, Cl. 1IO, 9.94%, 9/15/25[1,5]	234,706,911	2,530,434

		148,632,227

Total Mortgage-Backed Obligations (Cost $2,959,128,328)		2,900,406,907

15 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

U.S. Government Obligations—8.1%
U.S. Treasury Bonds:
5.375%, 2/15/31	$35,990,000	$35,540,161
5.50%, 8/15/28	60,000,000	58,978,800
6.125%, 11/15/27 [8,9,15]	81,000,000	86,543,559
6.25%, 5/15/30 [8]	120,440,000	132,314,661
11.25%, 2/15/15	3,500,000	5,483,517

U.S. Treasury Bonds, STRIPS:
5.71%, 11/15/21 [10]	350,000,000	106,381,800
6.17%, 5/15/18 [10]	100,600,000	37,551,968
6.24%, 5/15/05 [10]	15,235,000	12,602,118
6.55%, 8/15/14 [10]	39,500,000	18,921,764

U.S. Treasury Nts.:
5.75%, 11/15/05	25,000,000	26,222,675
6.375%, 6/30/02	1,000,000	1,026,763

Total U.S. Government Obligations (Cost $520,251,915)		521,567,786

Foreign Government Obligations—19.3%

Argentina—0.5%
Argentina (Republic of) Bonds, 9.75%, 9/19/27	13,800,000	10,212,000

Argentina (Republic of) Disc. Bonds, 7.562%, 3/31/23[3]	20,775,000	14,958,000

Argentina (Republic of) Par Bonds, 6%, 3/31/23[3]	7,760,000	5,073,100

Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 2.67%, 4/1/07[3] [ARP]	2,355,254	1,441,661

		31,684,761

Brazil—1.7%
Brazil (Federal Republic of) Bonds:
8.875%, 4/15/24	24,525,000	16,677,000
10.125%, 5/15/27	9,820,000	7,463,200
12.25%, 3/6/30	2,001,000	1,765,882
12.75%, 1/15/20	1,043,000	983,027

Brazil (Federal Republic of) Debt Capitalization Bonds,
Series 20 yr., 8%, 4/15/14	31,955,089	24,565,475

Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40	72,473,200	56,347,913

		107,802,497

Bulgaria—0.2%
Bulgaria (Republic of) Disc. Bonds, Tranche A, 6.312%, 7/28/24[3]	5,070,000	3,815,175

Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
Tranche A, 3%, 7/28/12[3]	4,545,000	3,437,156

Bulgaria (Republic of) Interest Arrears Debs., Series PDI, 6.312%, 7/28/11[3]	7,505,000	5,666,275

		12,918,606

Colombia—0.1%
Colombia (Republic of) Unsec. Unsub. Bonds, 11.75%, 2/25/20	9,533,000	8,794,192

16 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Ecuador—0.1%
Ecuador (Republic of) Unsec. Bonds:
4%, 8/15/30 [3]	$13,256,000	$5,474,715
12%, 11/15/12 [2]	4,450,000	3,037,125

		8,511,840

France—2.5%
France (Government of) Bonds, Obligations Assimilables du Tresor:
5.50%, 4/25/07 [EUR]	104,640,000	96,738,341
5.50%, 10/25/10 [EUR]	69,120,000	64,022,760

		160,761,101

Germany—1.2%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]	54,615,000	50,259,126
Series 98, 5.25%, 1/4/08 [EUR]	29,020,000	26,690,089

		76,949,215

Great Britain—0.4%
United Kingdom Treasury Bonds, 8.50%, 12/7/05 [GBP]	17,225,000	28,137,611

Greece—0.3%
Greece (Republic of) Bonds, 8.60%, 3/26/08 [EUR]	15,019,515	16,003,271

Hungary—0.5%
Hungary (Government of) Bonds:
Series 01/F, 15%, 7/24/01 [HUF]	88,240,000	295,802
Series 01/H, 13.50%, 6/12/01 [HUF]	8,579,000,000	28,546,374

		28,842,176

Indonesia—0.0%
Perusahaan Listr Nts., 17%, 8/21/01 [IDR]	9,000,000,000	820,734

Italy—0.1%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
5.25%, 12/15/05 [EUR]	8,475,000	7,691,934

Ivory Coast—0.0%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
2%, 3/29/18 [6,7]	87,000	12,778

Ivory Coast (Government of) Past Due Interest Bonds, Series F,
1.90%, 3/29/18 [6,7] [FRF]	111,406,500	2,270,821

		2,283,599

Japan—1.5%
Japan (Government of) 10 yr. Bonds, Series 225B, 1.90%, 12/20/10 [JPY]	10,994,700,000	93,398,143

Mexico—2.5%
United Mexican States Bonds, Bonos de Desarrollo,
14.50%, 5/12/05 [3] [MXN]	160,537,920	16,514,694

United Mexican States Collateralized Fixed Rate Par Bonds:
Series A, 6.25%, 12/31/19	14,765,000	13,177,762
Series B, 6.25%, 12/31/19	18,325,000	16,355,063

17 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Mexico Continued
United Mexican States Nts.:
8.125%, 12/30/19	$28,925,000	$25,974,650
8.375%, 1/14/11	64,924,000	64,112,450
Series A, 9.875%, 2/1/10	23,195,000	24,957,797

		161,092,416

New Zealand—0.4%
New Zealand (Government of) Bonds, Series 403, 5.50%, 4/15/03 [NZD]	68,945,000	27,788,552

Norway—0.6%
Norway (Government of) Bonds, 5.50%, 5/15/09 [NOK]	365,290,000	38,637,946

Peru—0.8%
Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16[10]	109,967,625	48,748,648

Philippines—0.6%
Philippines (Republic of) Nts., 10.625%, 3/16/25	28,615,000	25,038,125

Philippines (Republic of) Unsec. Bonds, 9.875%, 1/15/19	17,830,000	15,021,775

		40,059,900

Portugal—0.3%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]	21,940,000	20,481,078

Russia—2.8%
Russian Federation Sr. Unsec. Unsub. Nts., 11.75%, 6/10/03	7,552,000	7,402,187

Russian Federation Unsec. Unsub. Nts.:
8.25%, 3/31/10	6,486,105	4,378,121
8.75%, 7/24/05	29,177,000	23,998,083
10%, 6/26/07	54,875,000	43,214,063
12.75%, 6/24/28	36,690,000	32,302,335

Russian Federation Unsub. Bonds, 8.25%, 3/31/10	19,405,000	13,068,055

Russian Federation Unsub. Nts., 5%, 3/31/30[3]	140,477,250	57,061,859

		181,424,703

South Africa—0.4%
South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10 [ZAR]	201,800,000	26,294,499

Spain—1.1%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
5.15%, 7/30/09 [EUR]	77,145,000	69,211,281

Venezuela—0.7%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27	48,790,000	33,860,260

Venezuela (Republic of) Debs., Series DL, 7.375%, 12/18/07[3]	11,809,881	9,876,014

		43,736,274

Total Foreign Government Obligations (Cost $1,262,274,951)		1,242,074,977

18 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Loan Participations—0.8%

Algeria (Republic of) Trust III Nts., Tranche 3, 1.125%, 3/4/10[1,3] [JPY]	$ 632,456,526	$3,551,638

Morocco (Kingdom of) Loan Participation Agreement, Tranche A,
7.562%, 1/1/09[1,3]	18,795,237	16,610,291

Shoshone Partners Loan Trust Sr. Nts., 7.318%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase
Manhattan Bank and the Trust)[1,3]	39,790,000	29,420,636

Total Loan Participations (Cost $60,843,241)		49,582,565

Corporate Bonds and Notes—39.8%

Aerospace/Defense—0.5%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08	5,300,000	5,445,750

Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09	10,350,000	8,228,250

GPA Holland BV, 9.75% Sr. Nts., 12/10/01[1]	2,000,000	1,960,000

Greater Toronto Airports Authority, 5.40% Debs., 12/3/02 [CAD]	10,005,000	6,424,143

SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07	10,150,000	10,505,250

		32,563,393

Chemicals—1.3%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09	7,500,000	7,950,000

ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07[1]	1,700,000	535,500

Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09	4,650,000	4,812,750
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]	12,500,000	11,243,375
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09[10]	25,140,000	8,421,900

Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07	1,800,000	1,854,000
9.875% Sec. Nts., Series B, 5/1/07	8,775,000	9,038,250
10.875% Sr. Sub. Nts., 5/1/09	3,875,000	3,933,125

NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03	7,329,000	7,475,580

PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07	4,375,000	1,728,125

Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07[1,6,7]	5,020,000	1,229,900

PMD Group, Inc., 11% Sr. Sub. Nts., 2/28/11[2]	4,500,000	4,702,500

Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07	5,450,000	2,643,250

Reliance Industries Ltd.:
10.25% Unsec. Nts., Series B, 1/15/97[2]	2,000,000	1,664,562
10.25% Unsec. Nts., Series B, 1/15/97	8,700,000	7,240,845

Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09	2,250,000	1,811,250

Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06	9,415,000	4,401,512
12.375% Sr. Sec. Nts., Series B, 7/15/06	5,180,000	4,843,300

		85,529,724

Consumer Durables—0.0%
Icon Health & Fitness, Inc., 12% Unsec. Nts., 9/27/05[1]	3,596,000	1,977,800

19 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Consumer Non-Durables—0.7%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09[11]	$3,850,000	$1,467,812

AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08	3,700,000	3,348,500

Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08	4,296,000	4,016,760

Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08	7,450,000	4,805,250

Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08[6,7]	4,550,000	455

Holmes Products Corp.:
9.875% Sr. Sub. Nts., Series C, 11/15/07	2,000,000	810,000
9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07	6,110,000	2,474,550

Levi Strauss & Co., 11.625% Sr. Nts., 1/15/08[2]	5,000,000	5,150,000

Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08	3,750,000	3,806,250

PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/00[1,6,7]	4,025,000	493,062

Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06	9,800,000	7,105,000

Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05	9,000,000	8,617,500

Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08[6,7]	6,340,000	95,100

Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04	6,300,000	6,142,500

		48,332,739

Energy—2.6%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06[1,6,7]	5,000,000	275,000

Chesapeake Energy Corp.:
8.50% Sr. Nts., Series B, 3/15/12	2,000,000	1,980,000
9.125% Sr. Unsec. Nts., 4/15/06	1,491,000	1,565,550
9.625% Sr. Unsec. Nts., Series B, 5/1/05	5,825,000	6,378,375

Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07	9,700,000	5,577,500

Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08	6,750,000	6,480,000

Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09	9,735,000	10,197,412

Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05	13,450,000	14,660,500

Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08	5,925,000	3,466,125

Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09	7,000,000	7,525,000

Nuevo Energy Co., 9.375% Sr. Sub. Nts., 10/1/10[2]	1,200,000	1,179,000

Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08	14,250,000	11,827,500

P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	13,000,000	13,715,000

Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06	4,600,000	4,761,000

Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07	9,185,000	9,322,775

R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06	8,500,000	11,038,151

RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08	20,215,000	15,995,119

RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06	7,275,000	9,051,329

Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03	1,775,000	1,828,250

Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07	8,160,000	8,323,200

Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08[11]	22,275,000	19,351,406

		164,498,192

20 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Financial—3.0%
Alpha Wind 2000-A Ltd.:
9.93% Nts., 5/23/01[2,3]	$4,500,000	$4,516,875
12.37% Nts., 5/23/01[2,3]	9,200,000	9,257,500

AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05	6,485,000	3,550,537
10% Sr. Sub. Nts., Series 97-A, 3/15/04	7,050,000	3,859,875

Bank Plus Corp., 12% Sr. Nts., 7/18/07	4,167,000	3,812,805

Federal Home Loan Bank, 5.625% Unsec. Unsub. Nts., 6/10/03 [GBP]	3,555,000	5,153,887

Federal National Mortgage Assn., 6.625% Nts., 11/15/10	60,000,000	63,843,600

Finova Capital Corp., 7.25% Nts., 11/8/04[6,7]	3,000,000	2,556,150

General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04 [GBP]	15,135,000	21,937,235

Gold Eagle Capital Ltd., 13.914% Sec. Nts., 4/7/02[3]	11,000,000	11,000,000

IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49[2,3]	6,550,000	5,112,445

Kredit Fuer Wiederaufbau, 5% Unsec. Unsub. Bonds, 7/4/11 [EUR]	7,230,000	6,334,501

LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07[1]	5,900,000	6,637,500

Local Financial Corp., 11% Sr. Nts., 9/8/04[2]	10,000,000	10,050,000

Mexican Williams Sr. Nts., 7.46%, 11/15/08[3]	1,500,000	1,410,000

Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27[1]	5,350,000	4,253,250

Ocwen Financial Corp., 11.875% Nts., 10/1/03	9,275,000	8,811,250

Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04[1,6,7]	4,970,000	111,825

Parametric RE Ltd., 11.01% Nts., 11/19/07[2,3]	2,400,000	2,446,798

Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08	17,590,000	16,446,650

SBS Agro Finance BV, 10.25% Bonds, 7/21/01[1,6,7]	14,961,000	523,635

Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04[6,7]	7,580,000	2,321,375

		193,947,693

Food & Drug—0.5%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02[1,6,7]	21,100,000	2,321,000
10.875% Sr. Sub. Disc. Nts., 2/1/04[6,7]	4,800,000	768,000

Fleming Cos., Inc.:
10.125% Sr. Nts., 4/1/08[2]	6,500,000	6,727,500
10.625% Sr. Sub. Nts., Series B, 7/31/07	14,600,000	14,819,000

Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07	3,450,000	3,406,875

Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04	3,225,000	3,371,915

		31,414,290

Food/Tobacco—0.7%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08	2,750,000	2,165,625

Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09	1,500,000	1,515,000

Chiquita Brands International, Inc., 10% Sr. Nts., 6/15/09[7]	1,975,000	938,125

Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07[11]	6,581,000	5,758,375

Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07	2,197,000	1,768,585

New World Pasta Co., 9.25% Sr. Nts., 2/15/09	500,000	275,000

21 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Food/Tobacco Continued
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05	$7,860,000	$6,838,200

SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08	2,800,000	2,744,000

Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07	12,550,000	9,412,500

Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08	11,000,000	11,096,250

		42,511,660

Forest Products/Containers—1.5%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07[12]	2,500,000	2,137,500

American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[1,6,7]	3,462,000	86,550

Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06	3,300,000	3,361,875
8.25% Sr. Unsec. Sub. Nts., 8/1/08	3,300,000	3,374,250

Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05[1]	5,875,000	2,261,875

Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04	15,250,000	8,616,250

Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]	1,700,000	1,317,894

Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07	2,350,000	1,598,000

Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09	4,800,000	5,160,000

Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04	3,775,000	3,982,625
10.625% Second Priority Sr. Sec. Nts., 4/15/05	3,000,000	3,094,800

Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07	10,640,000	10,959,200
10.875% Sr. Sub. Nts., 4/1/08	8,280,000	7,907,400

Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14	5,000,000	4,203,600

SD Warren Co., 14% Unsec. Nts., 12/15/06[12]	16,327,710	17,715,565

Stone Container Corp.:
9.25% Sr. Nts., 2/1/08[2]	4,500,000	4,590,000
9.75% Sr. Nts., 2/1/11[2]	8,800,000	9,020,000

Tembec Finance Corp., 9.875% Sr. Nts., 9/30/05	1,000,000	1,040,000

U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07	4,725,000	3,803,625

		94,231,009

Gaming/Leisure—2.5%
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995[1,6,7]	33,500	—

Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07	10,475,000	10,160,750

Choctaw Resort Development Enterprise, 9.25% Sr. Nts., 4/1/09[2]	3,000,000	3,063,750

Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09	3,000,000	3,056,250

Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09	6,800,000	6,834,000

HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08	5,225,000	5,146,625

Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07	6,000,000	6,390,000

Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07	8,000,000	7,890,000

Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07	13,350,000	13,817,250

Intrawest Corp., 9.75% Sr. Nts., 8/15/08	11,875,000	12,053,125

Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09	2,900,000	2,639,000

22 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Gaming/Leisure Continued
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06	$ 7,100,000	$ 7,082,250

Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07	7,000,000	7,245,000

Meristar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07	8,000,000	7,640,000
9.125% Sr. Nts., 1/15/08[2]	3,800,000	3,857,000
9.125% Sr. Nts., 1/15/11[2]	2,000,000	2,050,000

MGM Mirage, 8.375% Sr. Unsec. Sub. Nts., 2/1/11	6,700,000	6,767,000

Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06	3,150,000	3,205,125
8.75% Sr. Unsec. Sub. Nts., 1/1/09	12,050,000	12,426,562

Penn National Gaming, Inc., 11.125% Sr. Sub. Nts., 3/1/08[2]	8,500,000	8,521,250

Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[1,6,7]	10,800,000	—

Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08[11]	6,350,000	5,016,500
9.25% Sr. Nts., 4/1/06	5,355,000	5,435,325
9.75% Sr. Nts., 6/15/07	6,050,000	6,246,625

Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06	5,720,000	5,777,200

Station Casinos, Inc.:
8.875% Sr. Unsec. Sub. Nts., 12/1/08	4,500,000	4,556,250
9.875% Sr. Unsec. Sub. Nts., 7/1/10	1,700,000	1,776,500

Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
12.25% Mtg. Nts., 11/15/04	2,000,000	2,075,000

		160,728,337

Healthcare—0.7%
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts.,
Series B, 10/1/09	3,867,500	4,428,287

Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08	3,550,000	3,452,375

Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]	1,700,000	776,053

ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08[2]	4,100,000	4,079,500
9.75% Sr. Nts., 11/15/08[2]	5,500,000	5,458,750

Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07[1]	975,000	926,250

King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09	3,480,000	3,732,300

Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08	10,250,000	9,609,375

Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08	2,000,000	2,065,000
8.625% Sr. Sub. Nts., 1/15/07	3,550,000	3,700,875
9.25% Sr. Nts., 9/1/10	3,500,000	3,889,375

Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09	4,900,000	5,475,750

		47,593,890

Housing—1.1%
CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06	5,000,000	4,975,000

D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09	8,500,000	8,287,500
9.375% Sr. Unsec. Sub. Nts., 3/15/11	3,500,000	3,482,500

23 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Housing Continued
D.R. Horton, Inc.: Continued
9.75% Sr. Sub. Nts., 9/15/10	$5,200,000	$5,278,000

Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10	8,000,000	7,840,000

Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09	4,300,000	2,730,500

KB Home:
7.75% Sr. Nts., 10/15/04	13,800,000	13,593,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11	5,500,000	5,458,750

Lennar Corp., 9.95% Sr. Unsec. Nts., Series B, 5/1/10	5,200,000	5,616,000

Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07	8,830,000	8,675,475
9.25% Sr. Nts., Series B, 3/15/07	3,640,000	3,603,600

		69,540,325

Information Technology—1.2%
Amkor Technology, Inc.:
9.25% Sr. Nts., 2/15/08[2]	6,200,000	5,921,000
9.25% Sr. Unsec. Nts., 5/1/06	3,700,000	3,533,500
10.50% Sr. Unsec. Sub. Nts., 5/1/09	6,250,000	6,031,250

ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06	1,430,000	1,426,425

Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09	2,750,000	2,475,000

Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05	12,553,000	7,845,625

Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07	6,345,000	5,750,156

Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07	10,500,000	10,001,250
10.50% Sr. Sub. Nts., 2/1/09[2]	2,075,000	2,002,375

Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08	8,760,000	8,781,900
9% Sr. Unsec. Sub. Nts., 2/1/08	1,875,000	1,879,687

Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10	7,250,000	7,032,500

Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05	14,000,000	11,900,000

Seagate Technology International, Inc., 12.50% Sr. Unsec.
Sub. Nts., 11/15/07[2]	2,250,000	2,250,000

		76,830,668

Manufacturing—1.1%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09	3,050,000	3,004,250

Blount, Inc., 13% Sr. Sub. Nts., 8/1/09	4,450,000	2,647,750

Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07	3,475,000	851,375

Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08	1,050,000	530,250

Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08	11,350,000	851,250

Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07	5,800,000	4,669,000

Insilco Corp., 12% Sr. Sub. Nts., 8/15/07	10,550,000	9,547,750

International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05	7,835,000	7,874,175

Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07	7,750,000	6,626,250

Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08	2,600,000	975,000

24 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Manufacturing Continued
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07	$10,400,000	$9,516,000

Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08	1,400,000	1,323,000
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08	5,100,000	4,819,500
10.375% Sr. Sub. Nts., 4/1/11[2]	10,000,000	10,150,000

Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03	5,000,000	4,525,000

		67,910,550

Media/Entertainment: Broadcasting—1.1%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08	2,375,000	2,369,062

AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06[12]	1,393,500	1,543,301

Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07	2,250,000	2,334,375
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07	6,000,000	6,315,000

Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts., 11/15/08	1,750,000	1,881,250

Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08	3,600,000	3,384,000

Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09	7,225,000	6,954,062

Emmis Escrow Corp., 0%/12.50% Sr. Disc. Nts., 3/15/11[2,11]	16,000,000	8,920,000

Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02	7,205,000	7,385,125

Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04	3,000,000	3,165,000

Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07	4,325,000	3,914,125
9% Sr. Unsec. Sub. Nts., 7/15/07	6,990,000	6,413,325

Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09	11,400,000	10,488,000

Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07	7,625,000	7,053,125

		72,119,750

Media/Entertainment: Cable/Wireless Video—4.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09	1,400,000	1,288,000
8.125% Sr. Nts., Series B, 7/15/03	3,750,000	3,665,625
8.375% Sr. Nts., Series B, 2/1/08	5,150,000	4,905,375
9.25% Sr. Nts., 10/1/02	7,175,000	7,264,687
9.375% Sr. Nts., 11/15/09	3,300,000	3,291,750
9.875% Sr. Nts., Series B, 3/1/07	2,000,000	2,015,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04	6,290,000	6,525,875
10.875% Sr. Unsec. Nts., 10/1/10	3,750,000	3,993,750

Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11[11]	25,250,000	17,738,125
8.25% Sr. Unsec. Nts., 4/1/07	6,650,000	6,392,312
10% Sr. Nts., 4/1/09	350,000	364,875
10.75% Sr. Unsec. Nts., 10/1/09	10,500,000	11,235,000
11.125% Sr. Unsec. Nts., 1/15/11	8,000,000	8,580,000

Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10	2,725,000	1,648,625

CSC Holdings, Inc., 9.875% Sr. Sub. Debs., 2/15/13[1]	2,435,000	2,611,537

Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08	2,050,000	1,681,000

EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07	25,750,000	26,393,750

25 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Cable/Wireless Video Continued
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09	$18,005,000	$18,140,037

EchoStar II Sinking Fund, 8.25% Bonds, 11/9/01[1]	1,397,645	1,397,645

Insight Communications Co., Inc., 0%/12.25% Sr. Disc. Nts., 2/15/11[2,11]	5,500,000	3,038,750

Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09	4,000,000	4,180,000

Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Nts., 1/15/13[2]	8,000,000	7,860,000

NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09[11] [GBP]	39,800,000	26,877,239
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08[11]	5,200,000	3,042,000
9.875% Sr. Unsec. Nts., Series B, 11/15/09 [EUR]	10,450,000	7,621,185
11.50% Sr. Unsec. Nts., Series B, 10/1/08	1,850,000	1,637,250

NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08[11]	3,550,000	2,050,125
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08[11] [GBP]	7,590,000	6,258,608
10% Sr. Nts., Series B, 2/15/07	6,750,000	5,973,750

Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07	4,350,000	4,687,125

Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]	20,000,000	12,733,393

Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09[11]	12,750,000	7,554,375
0%/9.875% Sr. Disc. Nts., 4/15/09[11] [GBP]	12,000,000	9,511,173
11% Sr. Disc. Debs., 10/1/07	10,975,000	10,810,375

United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08[11]	16,095,000	7,806,075

United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09[11]	8,700,000	3,088,500
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10[11]	19,800,000	6,633,000
10.875% Sr. Nts., 8/1/09 [EUR]	13,250,000	7,672,015
10.875% Sr. Unsec. Nts., Series B, 11/1/07	1,000,000	690,000
10.875% Sr. Unsec. Nts., Series B, 8/1/09	2,250,000	1,518,750
11.25% Sr. Nts., Series B, 11/1/09 [EUR]	9,500,000	5,479,695
11.25% Sr. Unsec. Nts., Series B, 2/1/10	3,000,000	2,047,500
11.50% Sr. Unsec. Nts., Series B, 2/1/10	1,000,000	685,000

		278,588,851

Media/Entertainment: Diversified Media—0.9%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11	10,850,000	8,517,250

Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09[6,7]	1,000,000	315,000

GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10[1]	705,580	709,539

IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08[11] [GBP]	3,000,000	2,719,001
9.625% Bonds, 3/15/08 [GBP]	9,475,000	11,584,723

Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07	4,475,000	4,586,875

Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08	2,015,000	1,722,825

Sun Media Corp., 9.50% Sr. Sub. Nts., 5/15/07	578,000	584,502

Time Warner, Inc., 9.125% Debs., 1/15/13	2,000,000	2,384,134

TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09	8,750,000	8,607,813

World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09	2,500,000	2,485,773

26 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Diversified Media Continued
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09	$10,750,000	$9,271,875

Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10	2,000,000	1,640,000

		55,129,310

Media/Entertainment: Telecommunications—5.3%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09	4,100,000	1,537,500
13% Sr. Unsec. Nts., 5/1/08 [EUR]	1,900,000	625,651
13% Sr. Unsec. Nts., 5/1/08	2,300,000	885,500

Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07	6,625,000	4,206,875

Allegiance Telecom, Inc.:
0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08[11]	9,600,000	6,672,000
12.875% Sr. Nts., 5/15/08	4,000,000	3,940,000

COLO.com, Inc., 13.875% Sr. Nts., 3/15/10[2]	6,350,000	1,111,250

COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06[1,11]	19,790,000	19,097,350
7.625% Bonds, 7/31/08 [DEM]	8,400,000	3,454,951
10.125% Sr. Nts., 11/30/07 [GBP]	5,200,000	7,318,912

Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07	6,260,000	5,665,300

Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07	4,085,000	2,879,925

Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08[11]	8,150,000	366,750

Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05	27,875,000	25,923,750

Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07	8,100,000	5,710,500

ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]	2,500,000	2,739,848

Exodus Communications, Inc.:
10.75% Sr. Unsec. Sub. Nts., 12/15/09	11,300,000	8,814,000
11.25% Sr. Nts., 7/1/08	8,315,000	6,693,575
11.625% Sr. Nts., 7/15/10	14,800,000	11,988,000

FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08[11]	5,700,000	1,168,500

FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10 [EUR]	2,375,000	1,616,615
11.625% Sr. Unsec. Nts., 3/30/10	2,375,000	1,816,875

Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08[11]	3,270,000	1,585,950
11.875% Sr. Unsec. Nts., Series B, 1/15/10	2,850,000	1,952,250

Global Crossing Holdings Ltd.:
8.70% Sr. Nts., 8/1/07[2]	15,000,000	13,800,000
9.625% Sr. Unsec. Nts., 5/15/08	4,125,000	3,908,438

Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06 [EUR]	7,200,000	1,941,264

Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10	9,000,000	2,655,000

Intermedia Communications, Inc.:
0%/11.25% Sr. Disc. Nts., Series B, 7/15/07[11]	4,400,000	3,850,000
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09[11]	9,980,000	7,135,700
8.875% Sr. Nts., 11/1/07	7,660,000	7,545,100

Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09 [EUR]	10,000,000	5,746,000

KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08[11]	30,941,000	2,784,690

27 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Telecommunications Continued
KPNQwest BV, 8.875% Sr. Nts., 2/1/08[1] [EUR]	$6,500,000	$5,286,320

Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08[11]	13,150,000	6,377,750
9.125% Sr. Unsec. Nts., 5/1/08	8,230,000	5,884,450
11% Sr. Unsec. Nts., 3/15/08	3,750,000	2,953,125
11.25% Sr. Unsec. Nts., 3/15/10	3,700,000	2,904,500

McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts., 2/15/09	6,300,000	5,292,000
8.375% Sr. Nts., 3/15/08	5,000,000	4,262,500
11.375% Sr. Nts., 1/1/09	11,500,000	11,327,500

Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09	11,500,000	9,602,500
10% Sr. Unsec. Nts., Series B, 11/15/08	16,050,000	13,401,750

Metromedia International Group, Inc., 0%/10.50% Sr. Unsec.
Disc. Nts., 9/30/07[11]	26,139,615	5,881,413

MGC Communications, Inc./Mpower Holding Corp.,
13% Sr. Unsec. Nts., 4/1/10	10,225,000	4,038,875

NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10[6,7]	6,400,000	128,000

Ntelos, Inc., 13% Sr. Nts., 8/15/10[1]	8,000,000	5,480,000

OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05[6,7]	5,675,000	2,752,375

PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05	6,225,000	529,125
10.50% Sr. Unsec. Nts., 12/1/06 [EUR]	8,150,000	576,368
11% Sr. Nts., 8/1/09	3,600,000	324,000

RCN Corp.:
0%/9.80% Sr. Disc. Nts., Series B, 2/15/08[11]	1,500,000	337,500
10.125% Sr. Unsec. Nts., 1/15/10	4,750,000	1,971,250

Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10	9,000,000	945,000

RSL Communications plc:
0%/10% Bonds, 3/15/08[1,11] [DEM]	4,100,000	37,063
0%/10.125% Sr. Disc. Nts., 3/1/08[7,11]	5,425,000	74,594
10.50% Sr. Unsec. Nts., 11/5/08[6,7]	8,250,000	175,313
12.875% Sr. Unsec. Nts., 3/1/10[6,7]	6,500,000	146,250

Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]	14,580,000	8,811,335

Tele1 Europe BV:
11.875% Sr. Nts., 12/1/09 [EUR]	5,300,000	4,076,124
13% Sr. Unsec. Nts., 5/15/09 [EUR]	5,000,000	4,066,400

Teligent, Inc., 11.50% Sr. Nts., 12/1/07	4,835,000	169,225

Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08	4,000,000	3,980,000

Time Warner Telecom, Inc., 10.125% Sr. Nts., 2/1/11[2]	5,500,000	5,527,500

Versatel Telecom International NV:
11.25% Sr. Nts., 3/30/10 [EUR]	5,400,000	2,935,764
11.875% Sr. Nts., 7/15/09 [EUR]	6,000,000	3,182,400

Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08	9,480,000	1,564,200

WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05[11]	19,700,000	3,250,500

28 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Telecommunications Continued
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09	$5,850,000	$4,299,750
11.70% Sr. Unsec. Nts., 8/1/08	3,000,000	2,355,000
11.875% Sr. Unsec. Nts., 8/1/10	14,000,000	10,850,000

Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10	7,775,000	2,060,375

XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08	8,150,000	4,686,250
9.625% Sr. Nts., 10/1/07	12,135,000	7,220,325
10.75% Sr. Unsec. Nts., 11/15/08	5,100,000	3,034,500
10.75% Sr. Unsec. Nts., 6/1/09	3,800,000	2,261,000

		342,158,188

Media/Entertainment: Wireless Communications—5.1%
Alamosa Delaware, Inc., 12.50% Sr. Nts., 2/1/11[2]	6,000,000	5,985,000

American Cellular Corp., 9.50% Sr. Unsec. Sub. Nts., 10/15/09[2]	6,000,000	5,820,000

American Tower Corp., 9.375% Sr. Nts., 2/1/09[2]	20,400,000	19,635,000

CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07[1,6,7,11]	21,148,000	132,175

Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11[11]	9,600,000	6,864,000
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07[11]	14,510,000	12,043,300
9% Sr. Nts., 5/15/11	2,850,000	2,793,000
10.75% Sr. Nts., 8/1/11	5,300,000	5,498,750

Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/10 and one warrant to purchase
12.9 shares of Cl. A common stock at $5.88 per share)[2,11,13]	11,000,000	4,785,000

IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10[11]	6,600,000	2,871,000

Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10	6,700,000	4,187,500

Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06	4,875,000	3,071,250

Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07	7,470,000	634,950

Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07[11] [CAD]	11,545,000	5,407,365
0%/12% Sr. Unsec. Disc. Nts., 6/1/09[11]	9,000,000	5,535,000
0%/14% Sr. Disc. Nts., Series B, 6/1/06[11]	2,100,000	2,121,000

Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06[1,11]	8,715,000	7,799,925

Nextel Communications, Inc.:
0%/10.65% Sr. Disc. Nts., 9/15/07[11]	4,765,000	3,538,013
0%/9.75% Sr. Disc. Nts., 10/31/07[11]	3,950,000	2,765,000
0%/9.95% Sr. Disc. Nts., 2/15/08[11]	14,880,000	10,155,600
9.375% Sr. Unsec. Nts., 11/15/09	5,600,000	4,774,000

Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10	2,200,000	1,919,500

Omnipoint Corp., 11.50% Sr. Nts., 9/15/09[2]	14,950,000	16,669,250

ORBCOMM Global LP/ORBCOMM Capital Corp.,
14% Sr. Nts., 8/15/04[1,6,7]	15,930,000	338,513

Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07[11]	11,975,000	3,233,250

Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08[11]	10,985,000	6,426,225

Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06	10,825,000	11,176,813
11.75% Sr. Sub. Nts., 7/15/07	10,240,000	11,059,200

29 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Wireless Communications Continued
Real Time Data Co., 13% Disc. Nts., 5/31/09[2,12]	$8,296,887	$8,624,863

Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	9,550,000	8,786,000

SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08[11]	28,875,000	22,955,625
10.25% Sr. Nts., 2/1/09[2]	19,200,000	18,048,000

Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09[11]	6,900,000	3,191,250
0%/12% Sr. Disc. Nts., 7/15/08[11]	10,410,000	6,089,850
0%/12.875% Sr. Unsec. Disc. Nts., Series B, 3/15/10[11]	3,300,000	1,402,500

Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
0%/12.50% Sr. Disc. Nts., 8/15/06[11]	610,000	630,727

TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09[11]	1,650,000	1,105,500
10.625% Sr. Unsec. Sub. Nts., 7/15/10	8,400,000	8,148,000

Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09[11]	4,600,000	3,059,000
10.375% Sr. Sub. Nts., 1/15/11[2]	6,000,000	5,775,000

Triton PCS, Inc.:
0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08[11]	4,150,000	3,226,625
9.375% Sr. Sub. Nts., 2/1/11[2]	7,000,000	6,790,000

US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09[11]	17,800,000	9,078,000

USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04	5,885,000	3,442,725

VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09	43,961,000	48,357,100

		325,950,344

Metals/Minerals—0.8%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09	11,425,000	10,682,375
9.125% Sr. Nts., 12/15/06	2,840,000	2,840,000

Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09	4,500,000	3,802,500

California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09	3,000,000	2,760,000

Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07	7,025,000	1,369,875

Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08[2]	7,000,000	7,096,250

Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08	7,250,000	2,936,250

Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03	5,250,000	4,357,500

Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07	5,700,000	855,000

Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08[11]	10,600,000	3,286,000

Metallurg, Inc., 11% Sr. Nts., 12/1/07	9,595,000	8,515,563

National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09	17,000,000	6,375,000

		54,876,313

Retail—0.2%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08[11]	13,100,000	7,663,500

Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08	3,775,000	1,736,500

Finlay Enterprises, Inc., 9% Debs., 5/1/08	4,000,000	3,700,000

30 OPPENHEIMER STRATEGIC INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Retail Continued
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08	$3,125,000	$2,921,875

Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09[26,7]	4,300,000	430

		16,022,305

Service—2.1%
Allied Waste North America, Inc.:
7.625% Sr. Nts., Series B, 1/1/06	1,050,000	1,023,750
7.875% Sr. Unsec. Nts., Series B, 1/1/09	2,120,000	2,061,700
8.875% Sr. Sec. Nts., 4/1/08[2]	17,000,000	17,510,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09	20,000,000	20,500,000

American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
Series B, 10/15/08	8,500,000	8,521,250

AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08[11]	2,150,000	158,563

Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08[1]	4,875,000	2,327,813

Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08	2,000,000	1,810,000

Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06	12,125,000	3,758,750

Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06	2,525,000	2,515,531

Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07	2,920,000	2,117,000

Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08	6,655,000	6,754,825

Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09	2,000,000	1,952,500

Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09	9,800,000	9,971,500

IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09	5,000,000	4,331,250

Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09	7,050,000	6,803,250

Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06	6,725,000	7,044,438

Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09	9,350,000	3,786,750

Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05	7,450,000	5,885,500

Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09[1,6,7]	13,150,000	164,375

United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09	6,050,000	5,414,750
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09	6,550,000	5,927,750

URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09	14,375,000	14,752,344

		135,093,589

Transportation—1.8%
Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B, 8/1/04	3,700,000	3,496,500

America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05	22,273,000	21,716,175

Amtran, Inc.:
9.625% Nts., 12/15/05	4,000,000	3,300,000
10.50% Sr. Nts., 8/1/04	11,800,000	10,266,000

Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08	6,200,000	6,231,000
9.375% Sr. Unsec. Nts., 11/15/06	3,350,000	3,383,500
10.75% Sr. Nts., 8/1/05	8,183,000	8,592,150

Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07[6,7]	5,025,000	1,268,813

Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06	6,725,000	5,548,125

31 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Transportation Continued
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09	$1,300,000	$1,150,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]	8,600,000	6,633,094

Hayes Wheels International, Inc.:
9.125% Sr. Unsec. Sub. Nts., Series B, 7/15/07	2,800,000	2,058,000
11% Sr. Sub. Nts., 7/15/06	3,100,000	2,573,000

Lear Corp., 9.50% Sub. Nts., 7/15/06	2,825,000	2,923,875

Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.699% first priority ship mtg. sr. sec. nts., 7/15/05 and one
warrant to purchase five shares of common stock)[3,13]	5,400,000	2,835,000

Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07[2]	11,650,000	5,883,250

Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07[1]	13,425,000	8,122,125

Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09	9,300,000	3,301,500

Trans World Airlines, Inc.:
11.50% Sr. Sec. Nts., 12/15/04[7]	12,270,000	12,147,300
14% Lease Equipment Trust, 7/2/08[1]	2,864,413	2,148,310

		113,578,217

Utility—0.8%
AES Corp. (The), 8.875% Sr. Unsec. Nts., 2/15/11	6,900,000	7,089,750

AES Drax Energy Ltd., 11.25% Sr. Sec. Bonds, 8/30/10[1] [GBP]	5,000,000	7,721,608

Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10	2,150,000	2,225,250

Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09	3,000,000	2,745,000

Calpine Corp., 8.75% Sr. Nts., 7/15/07	2,600,000	2,673,918

Central Termica Guemes SA, 2% Unsec. Unsub. Bonds, 9/26/10[1,3]	5,422,500	488,025

CMS Energy Corp.:
8.50% Sr. Nts., 4/15/11	7,250,000	7,322,500
9.875% Sr. Unsec. Nts., 10/15/07	7,500,000	8,033,573

El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11	9,300,000	10,315,179

Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17	956,000	1,048,572

		49,663,375

Total Corporate Bonds and Notes (Cost $3,143,648,461)		2,560,790,512
	Shares

Preferred Stocks—2.3%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[12]	279,097	348,871

BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26[1]	10,050,000	8,065,125

CGA Group Ltd., Series A, Vtg.[1,12]	210,453	5,261,325

Chesapeake Energy Corp., 7% Cv., Non-Vtg.	146,175	8,989,762

Contour Energy Co., $2.625 Cum. Cv., Vtg.[6]	159,100	1,332,462

CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.[6]	278,000	5,587,800

Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.	49,500	2,197,800

CSC Holdings, Inc., 11.125% Cum., Series M1,12	85,396	9,308,164

Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.[1,6]	255,000	7,713,750

32 OPPENHEIMER STRATEGIC INCOME FUND

		Market Value
	Shares	See Note 1

Preferred Stocks Continued
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.[12]	10,081	$8,997,292
13% Sr. Exchangeable, Non-Vtg.[12]	10,223	9,635,178

e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.[1,12]	11,718	30,467

Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[1,6]	39,000	594,750

Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.[1]	306,026	612,052

Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.[1]	20	305

Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.[12]	20,000	1,875,000

ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[12]	5,771	577

Intermedia Communications, Inc.:
7% Cv., Series E, Non-Vtg.	80,000	1,660,000
13.50% Exchangeable, Series B12	7,155	7,029,788

International Utility Structures, Inc.:
13%[2,12]	496	199,640
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable
preferred stock and one warrant to purchase 30 shares of common stock)[1,12,13]	1,090	438,725

Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.[6,12]	96,993	12,124

Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.[12]	8,817	6,458,453

Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.[12]	1,135	10,697,375

Premcor USA, Inc., 11.50% Cum. Sr., Non-Vtg.[1,6,12]	3,704	564,860

PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.	165,600	13,869,000
9.20% Exchangeable, Series F, Non-Vtg.	46,400	4,025,200

Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.[12]	18,545	14,326,013

SF Holdings Group, Inc.:
13.75% Exchangeable, Non-Vtg.[2]	130	328,250
13.75% Exchangeable, Series B, Non-Vtg.[12]	300	757,500

Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A2	57,800	5,346,500

Supermarkets General Holdings Corp., $3.52 Exchangeable[1,12]	200,000	—

World Access, Inc., Cv. Sr., Series D, Non-Vtg.[1,6]	3,010	30,100

XO Communications, Inc.:
13.50% Sr., Series E, Non-Vtg.[12]	9,949	3,109,063
14% Cum. Sr. Exchangeable Redeemable, Non-Vtg.[12]	368,569	8,569,229

Total Preferred Stocks (Cost $240,828,387)		147,972,500

Common Stocks—0.2%
Aurora Foods, Inc.[1,6]	48,704	168,029

Celcaribe SA2,6	1,658,520	2,695,095

Chesapeake Energy Corp.[1,6]	875,000	7,356,562

Equitable Bag, Inc.[1,6]	68,985	68,985

Forest Oil Corp.[6]	80,000	2,392,000

Geotek Communications, Inc.[1,6]	6,475	65

Geotek Communications, Inc., Series B1,6	625	2,187

GST Telecommunications, Inc.[6]	200,000	2,600

33 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Common Stocks Continued
ICO Global Communication Holdings Ltd.[6]	276,705	$665,835

Ladish Co., Inc.[6]	80,000	900,000

OpTel, Inc., Non-Vtg.[1,6]	11,560	116

Premier Holdings Ltd.[1,14]	799,833	7,998

SF Holdings Group, Inc., Cl. C1,6	11,100	55,500

Walter Industries, Inc.	80,000	688,000

Wilshire Financial Services Group, Inc.[6]	560,000	980,000

WRC Media Corp.[1,6]	15,559	156

Total Common Stocks (Cost $16,458,553)		15,983,128

	Units

Rights, Warrants and Certificates—0.1%
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01	1,035	27,686

ASAT Finance LLC Wts., Exp. 11/1/06[1]	2,200	89,100

CellNet Data Systems, Inc. Wts., Exp. 10/1/07[2]	13,893	6,946

CGA Group Ltd. Wts., Exp. 6/16/07[1]	130,000	39,000

Charles River Laboratories International, Inc. Wts., Exp. 10/1/09[1]	5,950	71,400

COLO.com, Inc. Wts., Exp. 3/15/10	6,350	63

Comunicacion Celular SA Wts., Exp. 11/15/03[1]	8,109	162

Concentric Network Corp. Wts., Exp. 12/15/07[1]	4,650	862,575

Covergent Communications, Inc. Wts., Exp. 4/1/08[1]	18,300	27,450

e.spire Communications, Inc. Wts., Exp. 11/1/05[1]	5,225	18,823

Equinix, Inc. Wts., Exp. 12/1/07[1]	8,100	568,012

FirstWorld Communications, Inc. Wts., Exp. 4/15/08[1]	7,000	52,500

Geotek Communications, Inc. Wts., Exp. 7/15/05[1]	690,000	6,900

Gothic Energy Corp. Wts.:
Exp. 1/23/03	128,643	—
Exp. 1/23/03[1]	64,350	643
Exp. 9/1/04	189,000	1,890
Exp. 5/1/05	146,363	—

Grand Union Co. Wts., Exp. 8/17/03[1]	11,563	12

HF Holdings, Inc. Wts., Exp. 9/27/09[1]	34,425	3,442

ICG Communications, Inc. Wts., Exp. 9/15/05[1]	46,860	5,872

ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06[1]	69,399	13,012
Exp. 5/16/06	103	132

In-Flight Phone Corp. Wts., Exp. 8/31/02	13,050	—

Insilco Corp. Wts., Exp. 8/15/07[1]	7,780	7,780

Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03[1]	55,000	23,513

IPCS, Inc. Wts., Exp. 6/15/10	6,600	151,800

KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08[1]	23,200	26,121

Leap Wireless International, Inc. Wts., Exp. 4/15/10[1]	6,700	201,837

Long Distance International, Inc. Wts., Exp. 4/13/08[1]	4,160	42

34 OPPENHEIMER STRATEGIC INCOME FUND

		Market Value
	Units	See Note 1

Rights, Warrants and Certificates Continued
Loral Space & Communications Ltd. Wts., Exp. 1/15/07[1]	6,250	$ 32,425

Mexico Value Rts., Exp. 6/30/03	301,615	3,544

Microcell Telecommunications, Inc. Wts., Exp. 6/1/06[2]	29,300	710,525

Millenium Seacarriers, Inc. Wts., Exp. 7/15/05[1]	5,800	58

Ntelos, Inc. Wts., Exp. 8/15/10[1]	8,000	25,000

Occidente y Caribe Celular SA Wts., Exp. 3/15/04[1]	21,600	197,100

PLD Telekom, Inc. Wts.:
Exp. 3/31/03[1]	16,650	832
Exp. 3/31/03[1]	1,500	75
Exp. 6/1/06[1]	16,650	833

Protection One Alarm Monitoring, Inc. Wts.:
Exp. 11/1/03[1]	182,000	318,500
Exp. 6/30/05[1]	13,440	1,344

Real Time Data Co. Wts., Exp. 5/31/04[1]	2,251,489	22,515

Republic Technologies International LLC Wts., Exp. 7/15/09[1]	4,900	49

Telergy, Inc. Wts., Exp. 9/25/10[1]	18,175	182

Telus Corp. Wts., Exp. 9/15/05	12,147	230,433

Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20	18,600	—

WAM!NET, Inc. Wts., Exp. 3/1/05[1]	50,685	76,028

Total Rights, Warrants and Certificates (Cost $5,418,329)		3,826,156
	Principal
	Amount

Structured Instruments—1.4%
Citibank NA (Nassau Branch), Mexican Nuevo Peso Linked Nts.,
19.95%, 2/20/04 [MXN]	102,651,812	11,086,828

Credit Suisse First Boston Corp. (New York Branch),
Russian Obligatzii Federal’nogo Zaima Linked Nts.:
Series 27005, 20.055%, 10/9/02[1,3] [RUR]	410,576,800	12,379,917
Series 27006, 20.055%, 1/22/03[1,3] [RUR]	254,695,040	7,455,849
Series 27007, 20.055%, 2/5/03[1,3] [RUR]	284,271,080	8,315,722
Series 27008, 20.055%, 5/21/03[1,3] [RUR]	127,637,280	3,661,031
Series 27009, 20.055%, 6/4/03[1,3] [RUR]	240,191,772	6,886,104
Series 27010, 20.055%, 9/17/03[1,3] [RUR]	82,938,490	2,338,884
Series 27011, 20.055%, 10/8/03[1,3] [RUR]	142,293,520	3,906,435
Series 28001, 20.055%, 1/21/04[1,3] [RUR]	10,781,020	291,032

Deutsche Bank AG, Mexican Nuevo Peso Linked Nts.,
Zero Coupon, 16.383%, 6/20/03[10] [MXN]	214,610,425	15,547,107

ING Barings LLC, Zero Coupon USD Russian Equity Linked Nts., 4/19/01	88,000	4,929,760

Russia (Government of) Federal Loan Obligatzii
Federal’nogo Zaima Bonds, Series 27010, 20.055%, 9/17/03[1,3] [RUR]	134,087,300	3,781,293

Salomon Smith Barney, Inc. Turkish Lira Linked Nts., 16%, 3/13/01[1,6,7]	376,000	107,261

Salomon Smith Barney, Inc. Turkish Lira Treasury Bill Index
Linked Nts., 24%, 7/13/01[1]	14,098,700	8,310,714

Total Structured Instruments (Cost $96,596,612)		88,997,938

35 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

				Market Value
	Date	Strike	Contracts	See Note 1

Options Purchased—0.0%
United Mexican States Bonds,
11.50%, 5/15/26 Call[1] (Cost $206,213)	5/14/01	125.50%	14,625	$39,488
			Principal
			Amount

Repurchase Agreements—0.5%
Repurchase agreement with Banc One Capital Markets, Inc., 5.22%, dated 3/30/01, to be repurchased at $33,532,580 on 4/2/01,
collateralized by U.S. Treasury Bonds, 5.25%–11.25%, 2/15/15–5/15/30,
with a value of $25,561,447 and U.S.Treasury Nts., 5.50%–7%,
12/31/01–8/15/09, with a value of $8,659,198 (Cost $33,518,000)			$33,518,000	33,518,000

Total Investments, at Value (Cost $8,648,236,370)			122.2%	7,870,390,730

Liabilities in Excess of Other Assets			(22.2)	(1,429,427,173)

Net Assets			100.0%	$6,440,963,557

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso	IDR	Indonesian Rupiah
CAD	Canadian Dollar	JPY	Japanese Yen
DEM	German Mark	MXN	Mexican Nuevo Peso
EUR	Euro	NOK	Norwegian Krone
FRF	French Franc	NZD	New Zealand Dollar
GBP	British Pound Sterling	RUR	Russian Ruble
HUF	Hungarian Forint	ZAR	South African Rand

1.	Identifies issues considered to be illiquid or restricted—See Note 9 of Notes to Financial Statements.
2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $322,692,302 or 5.01% of the Fund’s net assets as of March 31, 2001.
3.	Represents the current interest rate for a variable or increasing rate security.
4.	When-issued security to be delivered and settled after March 31, 2001.
5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline.The principal amount of the underlying pool represents the notional amount on which current interest is calculated.The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
6.	Non-income-producing security.
7.	Issuer is in default.
8.	Securities with an aggregate market value of $8,082,649 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
9.	A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
10.	Zero coupon bond reflects the effective yield on the date of purchase.
11.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
12.	Interest or dividend is paid in kind.
13.	Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

36  OPPENHEIMER STRATEGIC INCOME FUND

Footnotes to Statement of Investments Continued

14. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2001. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2001 amounts to $7,998. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units			Shares/Units
	September 30,	Gross	Gross	March 31,	Dividend
	2000	Additions	Reductions	2001	Income

CGA Group Ltd., Series A, Vtg.*	196,698	13,755	—	210,453	$343,910
CGA Group Ltd., Wts., Exp. 6/16/07*	130,000	—	—	130,000	—
Premier Holdings Ltd.	799,833	—	—	799,833	—

					$343,910

*Not an affiliate as of March 31, 2001.

15. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

	Contracts	Expiration	Exercise	Premium	Market Value
	Subject to Put	Date	Price	Received	See Note 1

United Mexican States Bonds,
11.50%, 5/15/26 Put	14,625	5/14/01	122.00%	$ 564,525	$583,538

See accompanying Notes to Financial Statements.

37 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2001

Assets
Investments, at value—see accompanying statement:
Unaffiliated companies (cost $8,648,236,370)	$7,870,382,732
Affiliated companies (cost $0)	7,998

7,870,390,730

Cash	5,104,416

Cash—foreign currencies (cost $401,998)	401,330

Unrealized appreciation on foreign currency contracts	5,011,883

Unrealized appreciation on interest rate swap contract	15,056

Receivables and other assets:
Investments sold (including $1,394,205,824 sold on a when-issued basis)	1,464,657,100
Interest	129,097,089
Shares of beneficial interest sold	13,543,895
Daily variation on futures contracts	971,853
Other	325,378

Total assets	9,489,518,730

Liabilities
Unrealized depreciation on foreign currency contracts	202,915

Unrealized depreciation on interest rate swap contract	4,091

Options written, at value (premiums received $564,525)—see accompanying statement	583,538

Payables and other liabilities:
Investments purchased (including $2,920,780,625 purchased on a when-issued basis)	3,020,345,025
Dividends	10,057,829
Shares of beneficial interest redeemed	8,941,145
Distribution and service plan fees	3,928,125
Closed foreign currency contracts	2,978,506
Transfer and shareholder servicing agent fees	620,487
Trustees’ compensation	9,164
Other	884,348

Total liabilities	3,048,555,173

Net Assets	$6,440,963,557

Composition of Net Assets
Paid-in capital	$8,052,806,213

Overdistributed net investment income	(50,529,130)

Accumulated net realized loss on investments and foreign currency transactions	(788,635,120)

Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies	(772,678,406)

Net Assets	$6,440,963,557

38 OPPENHEIMER STRATEGIC INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,366,283,175 and 838,754,951 shares of beneficial interest outstanding)	$4.01
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)	$4.21

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,420,624,844
and 601,340,766 shares of beneficial interest outstanding)	$4.03

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $557,725,158
and 139,178,660 shares of beneficial interest outstanding)	$4.01

Class N Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $238,055 and 59,319 shares of beneficial interest outstanding)	$4.01

Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $96,092,325 and 23,977,543 shares of beneficial interest outstanding)	$4.01

See accompanying Notes to Financial Statements.

39 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2001

Investment Income
Interest (net of foreign withholding taxes of $219,498)	$298,068,450

Dividends:
Unaffiliated companies	9,535,778
Affiliated companies	343,910

Total income	307,948,138

Expenses
Management fees	17,035,431

Distribution and service plan fees:
Class A	4,112,292
Class B	12,279,727
Class C	2,707,069
Class N	20

Transfer and shareholder servicing agent fees:
Class A	1,061,894
Class B	766,978
Class C	172,577
Class N	15
Class Y	27,909

Shareholder reports	1,353,785

Custodian fees and expenses	483,006

Trustees’ compensation	49,077

Other	267,548

Total expenses	40,317,328
Less expenses paid indirectly	(102,531)

Net expenses	40,214,797

Net Investment Income	267,733,341

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)	(9,969,283)
Closing of futures contracts	(10,797,826)
Closing and expiration of options written	2,527,849
Foreign currency transactions	(19,929,137)

Net realized loss	(38,168,397)

Net change in unrealized depreciation on:
Investments	(179,671,191)
Translation of assets and liabilities denominated in foreign currencies	(135,452)

Net change	(179,806,643)

Net realized and unrealized loss	(217,975,040)

Net Increase in Net Assets Resulting from Operations	$49,758,301

See accompanying Notes to Financial Statements.

40 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	Mar. 31, 2001	Sept. 30,
	(Unaudited)	2000

Operations
Net investment income	$267,733,341	$671,796,984

Net realized gain (loss)	(38,168,397)	(236,607,143)

Net change in unrealized appreciation (depreciation)	(179,806,643)	(28,026,990)

Net increase in net assets resulting from operations	49,758,301	407,162,851

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(171,072,475)	(334,457,226)
Class B	(112,525,247)	(253,388,232)
Class C	(24,958,399)	(49,832,039)
Class N	(900)	—
Class Y	(4,419,347)	(5,639,560)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	71,916,707	(25,457,910)
Class B	(60,766,083)	(705,682,563)
Class C	31,823,237	(42,906,192)
Class N	241,435	—
Class Y	23,732,776	29,388,352

Net Assets
Total decrease	(196,269,995)	(980,812,519)

Beginning of period	6,637,233,552	7,618,046,071

End of period (including overdistributed net investment
income of $50,529,130 and $5,286,103, respectively)	$6,440,963,557	$6,637,233,552

See accompanying Notes to Financial Statements.

41 OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months							Year
	Ended							Ended
	March 31, 2001							Sept. 30,
Class A	(Unaudited)	2000	1999	1998		1997		1996

Per Share Operating Data
Net asset value, beginning of period	$4.18	$4.33	$4.59	$4.95		$4.84		$4.68

Income (loss) from investment operations:
Net investment income	.17	.43	.42	.42		.43		.44
Net realized and unrealized gain (loss)	(.14)	(.17)	(.29)	(.37)		.09		.15

Total income from investment operations	.03	.26	.13	.05		.52		.59

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.41)	(.39)	(.41)		(.41)		(.41)
Tax return of capital distribution	—	—	—	—		—		(.02)

Total dividends and/or distributions
to shareholders	(.20)	(.41)	(.39)	(.41)		(.41)		(.43)

Net asset value, end of period	$4.01	$4.18	$4.33	$4.59		$4.95		$4.84

Total Return, at Net Asset Value[1]	0.88%	6.18%	2.91%	0.80%		11.29%		13.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,366,283	$3,431,763	$3,578,105	$3,950,818		$3,969,438		$3,526,249

Average net assets (in thousands)	$3,376,998	$3,517,517	$3,798,380	$4,077,360		$3,734,657		$3,340,353

Ratios to average net assets:[2]
Net investment income	8.69%	9.98%	9.34%	8.48%		8.77%		9.09%
Expenses	0.90%	0.95%	0.94%	0.92%	[3]	0.93%	[3]	0.97%[3]

Portfolio turnover rate	107%	136%	172%	104%		117%		105%

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.	Annualized for periods of less than one full year.
3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

42 OPPENHEIMER STRATEGIC INCOME FUND

	Six Months					Year
	Ended					Ended
	March 31, 2001					Sept .30,
Class B	(Unaudited)	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$4.19	$4.34	$4.61	$4.96	$4.85	$4.69

Income (loss) from investment operations:
Net investment income	.16	.39	.39	.37	.39	.40
Net realized and unrealized gain (loss)	(.13)	(.17)	(.30)	(.35)	.10	.15

Total income from investment operations	.03	.22	.09	.02	.49	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.37)	(.36)	(.37)	(.38)	(.37)
Tax return of capital distribution	—	—	—	—	—	(.02)

Total dividends and/or distributions
to shareholders	(.19)	(.37)	(.36)	(.37)	(.38)	(.39)

Net asset value, end of period	$4.03	$4.19	$4.34	$4.61	$4.96	$4.85

Total Return, at Net Asset Value[1]	0.75%	5.37%	1.92%	0.26%	10.43%	12.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,420,625	$2,581,391	$3,380,689	$4,040,704	$3,500,903	$2,590,391

Average net assets (in thousands)	$2,465,925	$2,907,627	$3,838,145	$3,871,397	$3,018,393	$2,249,599

Ratios to average net assets:[2]
Net investment income	7.93%	9.01%	8.55%	7.73%	7.94%	8.30%
Expenses	1.65%	1.71%	1.69%	1.67%[3]	1.69%[3]	1.72%[3]

Portfolio turnover rate	107%	136%	172%	104%	117%	105%

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.	Annualized for periods of less than one full year.
3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

43 OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months					Year
	Ended					Ended
	March 31, 2001					Sept. 30,
Class C	(Unaudited)	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$ 4.17	$ 4.32	$ 4.59	$ 4.95	$ 4.83	$ 4.68

Income (loss) from investment operations:
Net investment income	.16	.39	.39	.37	.37	.38
Net realized and unrealized gain (loss)	(.13)	(.17)	(.30)	(.36)	.13	.16

Total income from investment operations	.03	.22	.09	.01	.50	.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.37)	(.36)	(.37)	(.38)	(.37)
Tax return of capital distribution	—	—	—	—	—	(.02)

Total dividends and/or distributions
to shareholders	(.19)	(.37)	(.36)	(.37)	(.38)	(.39)

Net asset value, end of period	$ 4.01	$ 4.17	$ 4.32	$ 4.59	$ 4.95	$ 4.83

Total Return, at Net Asset Value[1]	0.75%	5.39%	1.92%	0.05%	10.67%	11.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$557,725	$548,332	$610,686	$650,584	$416,550	$174,504

Average net assets (in thousands)	$543,690	$568,742	$650,197	$546,577	$291,053	$109,722

Ratios to average net assets:[2]
Net investment income	7.93%	9.21%	8.58%	7.73%	7.73%	8.18%
Expenses	1.65%	1.71%	1.69%	1.67%[3]	1.69%[3]	1.74%[3]

Portfolio turnover rate	107%	136%	172%	104%	117%	105%

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.	Annualized for periods of less than one full year.
3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly

See accompanying Notes to Financial Statements.

44 OPPENHEIMER STRATEGIC INCOME FUND

Period
Ended
March 31,2001
Class N	(Unaudited) [1]

Per Share Operating Data
Net asset value, beginning of period	$4.13

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized loss	(.12)

Total loss from investment operations	(.09)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)
Tax return of capital distribution	—

Total dividends and/or distributions
to shareholders	(.03)

Net asset value, end of period	$4.01

Total Return, at Net Asset Value[2]	(2.01)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$238

Average net assets (in thousands)	$101

Ratios to average net assets:[3]
Net investment income	11.12%
Expenses	0.77%

Portfolio turnover rate	107%

1.	For the period from March 1, 2001 (inception of offering) to March 31, 2001.
2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3.	Annualized for periods of less than one five year.

See accompanying Notes to Financial Statements.

45 OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months Ended March 31, 2001			Year Ended Sept. 30,
Class Y	(Unaudited)	2000	1999	1998 [1]

Per Share Operating Data
Net asset value, beginning of period	$4.17	$4.32	$4.59	$4.90

Income (loss) from investment operations:
Net investment income	.18	.46	.44	.29
Net realized and unrealized loss	(.13)	(.19)	(.30)	(.32)

Total income (loss) from investment operations	.05	.27	.14	(.03)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.42)	(.41)	(.28)
Tax return of capital distribution	—	—	—	—

Total dividends and/or distributions
to shareholders	(.21)	(.42)	(.41)	(.28)

Net asset value, end of period	$4.01	$4.17	$4.32	$4.59

Total Return, at Net Asset Value[2]	1.25%	6.55%	3.07%	(0.64)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96,092	$75,748	$48,566	$6,907

Average net assets (in thousands)	$86,570	$57,127	$32,310	$4,344

Ratios to average net assets:[3]
Net investment income	8.92%	11.39%	10.16%	8.82%
Expenses	0.66%	0.83%	0.57%	0.58%[4]

Portfolio turnover rate	107%	136%	172%	104%

1.	For the period from January 26,1998 (inception of offering) to September 30,1998.
2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3.	Annualized for periods of less than one full year.
4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

46 OPPENHEIMER STRATEGIC INCOME FUND

N OTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek high current income by investing mainly in debt securities. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes’ volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of March 31, 2001, the market value of these securities comprised 1.4% of the Fund’s net assets and resulted in unrealized losses in the current period of $7,583,619. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

47 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2001, the Fund had entered into net outstanding when-issued or forward commitments of $1,526,266,555.

     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2001, securities with an aggregate market value of $34,639,560, representing 0.54% of the Fund’s net assets, were in default.

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

48 OPPENHEIMER STRATEGIC INCOME FUND

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 2000, the Fund had available for federal tax purposes unused capital loss carryovers as follows:

Expiring

2004	$ 114,650,580
2007	16,381,920
2008	358,683,799

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Manager believes that for the upcoming fiscal year end, a return of capital for tax purposes is likely to occur. The dollar and per share amounts for the fiscal year cannot be estimated as of March 31, 2001.

49 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

     The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $15,203,030 decrease to cost of securities and a corresponding $15,203,030 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

50 OPPENHEIMER STRATEGIC INCOME FUND

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2001[1]		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Sold	92,313,376	$377,781,953	214,443,146	$921,078,449
Dividends and/or
distributions reinvested	26,388,969	107,133,771	49,690,817	212,687,097
Redeemed	(101,239,174)	(412,999,017)	(269,779,508)	(1,159,223,456)

Net increase (decrease)	17,463,171	$71,916,707	(5,645,545)	$(25,457,910)

Class B
Sold	48,786,400	$200,088,550	81,787,488	$351,599,230
Dividends and/or
distributions reinvested	15,461,286	62,948,475	33,184,932	142,497,147
Redeemed	(78,996,474)	(323,803,108)	(278,194,920)	(1,199,778,940)

Net decrease	(14,748,788)	$(60,766,083)	(163,222,500)	$(705,682,563)

Class C
Sold	21,531,050	$87,996,398	30,754,642	$131,667,319
Dividends and/or
distributions reinvested	3,781,649	15,327,175	7,186,761	30,731,677
Redeemed	(17,554,095)	(71,500,336)	(47,828,394)	(205,305,188)

Net increase (decrease)	7,758,604	$31,823,237	(9,886,991)	$(42,906,192)

Class N
Sold	59,194	$240,933	—	$—
Dividends and/or
distributions reinvested	125	502	—	—
Redeemed	—	—	—	—

Net increase	59,319	$241,435	—	$—

Class Y
Sold	9,077,239	$37,072,614	9,737,970	$41,515,951
Dividends and/or
distributions reinvested	1,030,858	4,181,510	1,281,695	5,468,384
Redeemed	(4,283,826)	(17,521,348)	(4,102,670)	(17,595,983)

Net increase	5,824,271	$23,732,776	6,916,995	$29,388,352

1. For the six months ended March 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to March 31, 2001, for Class N shares.

51 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2001, were $8,047,834,864 and $7,919,307,465, respectively.

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, and 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund’s management fee for the six months ended March 31, 2001, was an annualized rate of 0.53%, before any waiver by the Manager if applicable.

Transfer Agent Fees. Oppenheimer Funds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

	Aggregate	Class A	Commissions	Commissions	Commissions	Commissions
	Front-End	Front-End	on Class A	on Class B	on Class C	on Class C
	Sales Charges	Sales Charges	Shares	Shares	Shares	Shares
	on Class A	Retained by	Advanced by	Advanced by	Advanced by	Advanced by
Six Months Ended	Shares	Distributor	Distributor[1]	Distributor[1]	Distributor[1]	Distributor[1]

March 31, 2001	$3,526,799	$992,450	$415,991	$6,915,772	$715,560	$2,399

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

	Class A	Class B	Class C	Class N
	Contingent Deferred	Contingent Deferred	Contingent Deferred	Contingent Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2001	$20,010	$3,197,768	$50,476	$—

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

52 OPPENHEIMER STRATEGIC INCOME FUND

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2001, payments under the Class A plan totaled $4,112,292 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $270,588 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor’s actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2001, were as follows:

				Distributor’s
			Distributor’s	Aggregate
			Aggregate	Unreimbursed
			Unreimbursed	Expenses as %
	Total Payments	Amount Retained	Expenses	of Net Assets
	Under Plan	by Distributor	Under Plan	of Class

Class B Plan	$12,279,727	$9,582,573	$113,377,712	4.68%
Class C Plan	2,707,069	568,330	13,698,494	2.46
Class N Plan	—	—	4,999	2.10

53 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable. As of March 31, 2001, the Fund had outstanding foreign currency contracts as follows:

			Valuation
		Contract	as of
	Expiration	Amount	March 31,	Unrealized	Unrealized
Contract Description	Date	(000s)	2001	Appreciation	Depreciation

Contracts to Purchase
Euro (EUR)	4/2/01–7/11/01	EUR6,874	$ 6,081,354	$ —	$ 197,105

Contracts to Sell
Australian Dollar (AUD)	6/15/01	AUD50,960	24,881,187	748,635	—
British Pound Sterling (GBP)	5/21/01–6/26/01	GBP31,735	45,076,774	491,701	—
Canadian Dollar (CAD)	5/22/01	CAD51,550	32,744,213	180,358	—
Euro (EUR)	4/20/01–6/26/01	EUR193,505	171,123,019	1,837,144	5,810
Japanese Yen (JPY)	6/26/01–9/17/01	JPY5,478,280	44,549,395	1,650,858	—
New Zealand Dollar (NZD)	6/26/01	NZD8,530	3,440,559	84,416	—
Norwegian Krone (NOK)	6/26/01	NOK44,045	4,806,978	18,771	—

				5,011,883	5,810

Total Unrealized Appreciation
and Depreciation				$ 5,011,883	$ 202,915

6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly–based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

54 OPPENHEIMER STRATEGIC INCOME FUND

     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of March 31, 2001, the Fund had outstanding futures contracts as follows:

				Unrealized
	Expiration	Number of	Valuation as of	Appreciation
Contract Description	Date	Contracts	March 31, 2001	(Depreciation)

Contracts to Purchase
Canadian (Government of) Bond, 10 yr.	6/20/01	255	$16,809,983	$(88,715)
Euro-Schatz	6/7/01	924	84,368,925	52,324
U.S. Long Bond	6/20/01	571	59,491,062	(522,468)
U.S. Treasury Nts., 10 yr.	6/20/01	2,964	314,786,062	1,255,896

				697,037

Contracts to Sell
Australian Bond, 10 yr.	6/15/01	228	16,877,140	315,820
Euro-Bundesobligation	6/7/01	84	8,135,487	56,435
United Kingdom Long Gilt	6/27/01	183	30,377,578	(166,410)
U.S. Treasury Nts., 2 yr.	6/27/01	45	9,269,297	(33,750)
U.S. Treasury Nts., 5 yr.	6/20/01	324	34,187,062	(175,030)

				(2,935)

				$694,102

7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

55 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Written option activity for the six months ended March 31, 2001, was as follows:

		Call Options		Put Options

	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding at
September 30, 2000	39,995	$362,743	121,830,333	$1,974,278
Options written	40,885	805,525	35,792	1,694,658
Options closed or expired	(72,750)	(916,258)	(65,146,105)	(1,807,432)
Options exercised	(8,130)	(252,010)	(56,705,395)	(1,296,979)

Options outstanding as of
March 31, 2001	—	$—	14,625	$564,525

8. Interest Rate Swap Contract

The Fund may enter into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon notional principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized appreciation or depreciation, in the amount due to or owed by the Fund at termination or settlement. Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. As of March 31, 2001, the transactions resulted in unrealized appreciation of $15,056 and $4,091 of unrealized depreciation in the current period.

56 OPPENHEIMER STRATEGIC INCOME FUND

9. Illiquid or Restricted Securities and Currency

As of March 31, 2001, investments in securities and currency included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities and currency subject to this limitation as of March 31, 2001, was $510,943,935, which represents 7.93% of the Fund’s net assets, of which $15,404,015 is considered restricted. Information concerning restricted securities is as follows:

			Valuation	Unrealized
	Acquisition	Cost	Per Unit as of	Appreciation
Security	Date	Per Unit	March 31,2001	(Depreciation)

Bonds
Trans World Airlines, Inc., 14% Lease
Equipment Trust, 7/2/08	3/19/98	101.00%	75.00%	$(736,295)
Stocks and Warrants
Aurora Foods, Inc.	9/18/00	$—	$3.45	168,029
CGA Group Ltd. Wts., Exp. 6/16/07	6/17/97	—	0.30	39,000
CGA Group Ltd., Series A, Vtg.	6/17/97–12/29/00	25.00	25.00	—
Chesapeake Energy Corp.	6/27/00	7.55	8.40	752,291
Geotek Communications, Inc.	4/6/00	—	0.01	65
Geotek Communications, Inc., Series B	1/4/01	4.00	3.50	(313)
Real Time Data Co. Wts., Exp. 5/31/04	6/30/99	0.01	0.01	—
World Access, Inc., Cv. Sr., Series D,
Non-Vtg.	2/14/00	1,382.06	10.00	(4,129,900)
Currency
Russian Ruble	3/14/01–3/21/01	0.03	0.03	—

10. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended or at March 31, 2001.

57 OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

A Series of Oppenheimer Strategic Income Funds Trust

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Andrew J. Donohue, Vice President and Secretary
David P. Negri, Vice President
Arthur P. Steinmetz, Vice President
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Custodian of	The Bank of New York
Portfolio Securities

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.
For more complete information about Oppenheimer Strategic Income Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the
OppenheimerFunds Internet website, at www.oppenheimerfunds.com.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.,
Two World Trade Center, New York, NY 10048-0203

2001 OppenheimerFunds, Inc. All rights reserved.

58 OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER FUNDS FAMILY

Global Equity	Developing Markets Fund	Global Fund
	International Small Company Fund	Quest Global Value Fund
	Europe Fund	Global Growth & Income Fund
International Growth Fund

Equity	Stock	Stock & Bond
	Emerging Technologies Fund	Main Street Growth & Income Fund
	Emerging Growth Fund	Quest Opportunity Value Fund
	Enterprise Fund	Total Return Fund
	Discovery Fund	Quest Balanced Value Fund
	Main Street Small Cap Fund	Capital Income Fund
	Small Cap Value Fund[1]	Multiple Strategies Fund
	MidCap Fund	Disciplined Allocation Fund
	Main Street Opportunity Fund	Convertible Securities Fund
	Growth Fund	Specialty
	Capital Appreciation Fund	Real Asset Fund
	Large Cap Growth Fund	Gold & Special Minerals Fund
Value Fund[2]
Quest Capital Value Fund
Quest Value Fund
Trinity Growth Fund
Trinity Core Fund
Trinity Value Fund

Income	Taxable	Municipal
	International Bond Fund	California Municipal Fund[4]
	High Yield Fund	Florida Municipal Fund[4]
	Champion Income Fund	New Jersey Municipal Fund[4]
	Strategic Income Fund	New York Municipal Fund[4]
	Bond Fund	Pennsylvania Municipal Fund[4]
	Senior Floating Rate Fund	Municipal Bond Fund
	U.S. Government Trust	Intermediate Municipal Fund
Limited-Term Government Fund
Capital Preservation Fund[3]
Rochester Division
Rochester Fund Municipals
Limited Term New York Municipal Fund

Select Managers	Stock	Stock & Bond
	Mercury Advisors Focus Growth Fund	QM Active Balanced Fund[3]
Gartmore Millennium Growth Fund
Jennison Growth Fund
Salomon Brothers Capital Fund
Mercury Advisors S&P 500 Index Fund [3]

Money Market[5]	Money Market Fund	Cash Reserves
1.	The Fund’s name was changed from “Oppenheimer Quest Small Cap FundSM ” on 3/1/01.
2.	The Fund’s name was changed from “Oppenheimer Disciplined Value Fund” on 2/28/01.
3.	Available only through qualified retirement plans.
4.	Available to investors only in certain states.
5.	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

59 OPPENHEIMER STRATEGIC INCOME FUND

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INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it’s automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.1 So call us today, or visit our website—we’re here to help.

Internet
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General Information
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Ticker Symbols Class A: OPSIX Class B: OPSGX Class C: OSICX Class Y: OSIYX

1. Automatic investment plans do not assure profit or protect against losses in declining markets.

2. At times this website may be inaccessible or its transaction feature may be unavailable.

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RS0230.001.0301 May 30, 2001